As filed with the Securities and Exchange Commission on June 28, 2018

Securities Act Registration No. 333-123290

Investment Company Act Reg. No. 811-21726

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 107	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 108	[X]

(Check appropriate box or boxes.)

360 FUNDS

(Exact Name of Registrant as Specified in Charter)

4300 Shawnee Mission Parkway, Suite 100

Fairway, Kansas 66205

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877) 244-6235

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With Copies To:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this post-effective amendment.

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	On pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Stringer Growth Fund

Class A Shares (Ticker Symbol: SRGAX)

Class C Shares (Ticker Symbol: SRGCX)

Institutional Class Shares (Ticker Symbol: SRGIX)

a series of the

360 Funds

PROSPECTUS

June 28, 2018

This Prospectus relates to three classes of shares (Class A shares, Class C shares and Institutional Class Shares); for questions or for Shareholder Services, please call (877) 244-6235.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY	3
INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS	9
PRINCIPAL RISKS OF INVESTING IN THE FUND	10
MANAGEMENT	14
ADMINISTRATION	15
INVESTING IN THE FUND	16
PURCHASING SHARES	17
ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS	24
OTHER IMPORTANT INFORMATION	25
FINANCIAL HIGHLIGHTS	26
PRIVACY NOTICE	30

SUMMARY

Investment Objective. The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 17 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 40 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A shares	Class C shares	Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	1.00%[1]	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A shares	Class C shares	Institutional Class shares
Management Fees	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.43%	0.43%	0.43%
Acquired Fund Fees and Expenses	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[2]	1.90%	2.65%	1.65%
Fee Waivers and Expense Reimbursements 2,3	(0.33)%	(0.33)%	(0.33)%
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	1.57%	2.32%	1.32%

1.	A Contingent Deferred Sales Charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million and the shares are redeemed within one year from the date of purchase. See “CDSC for Certain Purchases of Class A Shares” below.

2.	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

3.	Effective June 16, 2017, Stringer Asset Management, LLC (the “Adviser”) entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to not more than 1.05% until and through at least June 30, 2019. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.05% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.

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Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through and until June 30, 2019. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. See “CDSC for Certain Purchases of Class A Shares” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Class A Shares	$701	$1,084	$1,491	$2,625
Class C Shares	$235	$792	$1,376	$2,959
Institutional Class Shares	$134	$488	$866	$1,927

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended February 28, 2018, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Principal Investment Strategy of the Fund. The investment objective of the Fund is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large-, mid- and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. The Fund may also invest directly in domestic equity securities (including large-, small- and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing primarily ETFs as well as United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments, primarily through investments in ETFs.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued. The Fund is diversified.

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Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

•	Allocation risk – The performance of the Fund relative to its benchmark will depend largely on the decisions of the Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, the Adviser’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•	Market risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•	Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

•	Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

•	Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

•	Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

•	Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

•	Real Estate Investment Trust (“REIT”) risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in REITs. REITs are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

•	Commodities risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in commodities, such as raw materials or agricultural products. Commodities are tied to future market values and future income and are vulnerable to adverse movements in prices and exchange rates. Additionally, the price of commodities may be affected by geopolitical changes and relations.

•	Credit risk – An issuer of debt securities, including the issuers of exchange-traded notes, may not make timely payments of principal and interest.

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•	Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited training opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

•	High yield securities risk – Investments in high yield fixed income securities, also known as “junk bonds”, are considered speculative, involve a greater risk of default and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

•	Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

•	Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

•	Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

•	Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

•	Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

•	U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities where it is not obligated to do so.

Performance. The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

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Annual Total Returns

(for calendar years ended December 31) – Institutional Class Shares

Quarterly Returns During This Time Period

Highest	5.37% (quarter ended March 31, 2017)
Lowest	-7.92% (quarter ended September 30, 2015)
Year to Date	-1.26% (quarter ended March 31, 2018)

Average Annual Total Returns

(for periods ended December 31, 2017)

	One Year	Since Inception (March 27, 2013)
Institutional Class Shares
Return Before Taxes	18.15%	8.24%
Return After Taxes on Distributions	15.72%	7.29%
Return After Taxes on Distributions and Sale of Fund Shares	11.86%	6.39%
Class A Shares
Return Before Taxes	11.32%	6.68%
Class C Shares
Return Before Taxes	16.96%	7.15%
MSCI AC World Net Total Return Index
(reflects no deduction for fees, expenses or taxes)	23.97%	9.99%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for Institutional Class shares and after-tax returns for other Classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

Management. Stringer Asset Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the Fund’s investment adviser. Gary Stringer, CFA, Kim Escue, CFA, and Chad Keller, CFP, have served as the Fund’s portfolio managers since inception.

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Purchase and Sale of Fund Shares. The minimum initial investment in Class A or Class C shares of the Fund is generally $5,000, and the minimum subsequent investment for such shares is $250 ($100 under an automatic investment plan). The minimum initial investment in Institutional Class shares of the Fund is generally $1,000,000, and the minimum subsequent investment for such shares is $5,000 ($100 under an automatic investment plan). The Fund may, at the Adviser’s sole discretion, accept accounts with less than the minimum investment. You can purchase or redeem shares directly from the Fund on any business day the New York Stock Exchange (“NYSE”) is open directly by calling the Fund at (877) 244-6235, where you may also obtain more information about purchasing or redeeming shares by mail, facsimile or bank wire. The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information. The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax deferred arrangements such as 401(k) plans or IRAs may be taxed later upon a withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

The Fund’s Investment Objective and Principal Investment Strategy

The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 30 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large-, mid- and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. The Fund may also invest directly in domestic equity securities (including large-, small- and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing primarily ETFs as well as United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments, primarily through investments in ETFs.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

At times, the Fund may also invest in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The Adviser uses strategic and tactical asset allocation methodologies to manage the Fund’s assets. The Adviser’s strategic asset allocation process includes:

Setting forward looking return and risk expectations by creating capital market expectations for broad asset classes based on historical returns, market valuations, the economic cycle, behavioral finance and other fundamental data.

•	Setting broad asset allocation targets based on our risk and return expectations.

•	Allocating to subcategories such as, without limitation, equities of companies of different capitalizations, fixed income securities of different durations or specialty asset classes. The Adviser also considers the balance of risk characteristics across the portfolio and the correlations of the subcategories.

•	Considering and selecting from the universe of appropriate investments for the portfolio. The Adviser quantitatively models the Fund’s investment selections to determine their impact on the overall portfolio.

•	Purchasing securities based on the Adviser’s process.

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•	Monitoring the Fund and rebalancing it on an as needed-basis in order to, without limitation, change the Fund’s asset allocation, free up cash in order to participate in attractive investment opportunities, or respond to a fundamental change. The Adviser’s investment process also monitors its cash positions in order to maintain appropriate cash levels in the Fund.

The Adviser’s tactical asset allocation process includes:

•	Creating a macro view of the capital markets by evaluating domestic and global trends and market opportunities.

•	Identifying persistent trends and target sectors with strong momentum (equities, commodities) or relative value (fixed income).

•	Consideration of sector concentration within the Fund, and if necessary, rebalancing or allocating to additional sectors.

•	Purchasing securities based on the Adviser’s process.

•	Monitoring the Fund and rebalancing it on an as needed-basis, as described above.

What is an Exchange-Traded Fund (“ETF”)? An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a particular securities index, sector or industry. ETFs are traded on a securities exchange based on their market value. ETFs that track an index hold the same stocks or bonds as the index, so its market price generally reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustee fees, and marketing expenses.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

“Portfolio Turnover” is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. In general, higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.

General Information Regarding Investing in the Fund. An investment in the Fund should not be considered a complete investment program. Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in the Fund.

Additional Information. To the extent the Fund makes investments regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

PRINCIPAL RISKS OF INVESTING IN THE FUND

All investments carry risks, and investment in the Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

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Allocation risk – The performance of the Fund will depend largely on the decisions of the Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, Stringer’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Market risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Management style risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than the performance of similar funds that focus on other types of stocks or that have a broader investment style.

Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry. For instance, economic or market factors; regulation or deregulation; and technological or other developments may negatively impact all companies in a particular industry. To the extent the Fund invests heavily in a particular industry that experiences such a negative impact, the Fund’s portfolio will be adversely affected.

Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

Mid-sized company risk – The Fund may invest in mid-sized companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of large companies. Mid-sized company stock may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell it at a lower price than the Adviser may prefer, or it may have to sell it in smaller than desired quantities over a period of time.

Small company risk – From time to time, the Fund may be substantially invested in stocks of smaller companies. Stocks of smaller companies may have more risks than those of larger companies. In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile than those of larger companies.

Real Estate Investment Trust (“REIT”) risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in REITs. REITs are susceptible to the risks associated with investing in real estate generally, such as: declines in property values; lack of ability to access the credit markets, defaults by borrowers or tenants, increases in property taxes or operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs also typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investment in ETFs or other pooled investment vehicles that invest in REITs will result in layering of expenses.

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Commodities risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in commodities, such as raw materials or agricultural products. Commodities are tied to future market values and future income and are vulnerable to adverse movements in prices and exchange rates. Additionally, the price of commodities may be affected by geopolitical changes and relations.

Credit risk – Debt securities, including exchange-traded notes, are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated debt securities involve greater credit risk, including the possibility of default or bankruptcy.

Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited training opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High yield securities risk – High-yield fixed income securities, also known as “junk bonds”, are securities rated below investment-grade by the primary rating agencies, such as Standard & Poor’s, Fitch and Moody’s, or are unrated securities of similar quality, and are thus considered speculative. The value of lower quality securities generally is more dependent on credit risk than investment-grade securities. Issuers of high-yield / high-risk securities may not be as strong financially as those issuing securities with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult for the Fund to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Interest rate risk – Increases in interest rates typically lower the present value of a company’ future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. When you sell your shares, they may be worth more or less than what you paid for them, which means that you could lose money.

Shares of other investment companies – The Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. Federal law generally prohibits the Fund from acquiring shares of an investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. This prohibition may prevent the Fund from allocating its investments in an optimal manner. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

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Exchange-Traded Funds and other funds risk –

•	Limits of investing in ETFs. The Fund’s investment strategy involves, among other things, investing in other investment companies, such as ETFs and other investment companies that track broad market indices or specific industries or sectors. Under the 1940 Act, the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund (generally permitting the Fund and its affiliates to hold up to 25% of the ETF’s total outstanding stock); and (ii) the ETF and the Fund enter into an agreement to comply with any conditions in such order (an “ETF Agreement”). Accordingly, the 25% limitation (or, in cases where the Fund has not entered into an ETF Agreement, the 3% limitation) may prevent the Fund from allocating its investments in the manner the Adviser considers optimal.

•	Indirect costs of fund investments in ETFs. To the extent the Fund invests in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•	Risks related to ETF NAV and market price. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of potential risks to which the Fund will be subject, including greater price volatility; less supervision and regulation than U.S. securities exchanges, brokers, and issuers; higher brokerage costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which may make obtaining reliable research more difficult.

Foreign currency risk – Currencies of emerging markets countries are subject to significantly greater risks than currencies of developed countries, which may have an adverse effect on the value of securities of foreign companies traded on U.S. or foreign exchanges. For example, many emerging markets countries have experienced steady declines or sudden devaluations or increases of their currencies relative to the U.S. dollar, which may have adverse effects on companies’ cash flows, asset values and profits or losses, and may have adverse effects on the value of the Fund’s assets denominated in foreign currencies. Some emerging markets currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some governments have responded to such market fluctuation by restricting currency conversions, foreign investments or the repatriation of foreign investments. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such market to make dividend or interest payments in the original currency of the obligation.

U.S. Government and U.S. agency obligations – The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

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MANAGEMENT

Investment Adviser. Stringer Asset Management, LLC (“Stringer” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Fund. The Adviser’s principal office is located at 5050 Poplar Avenue, Suite 1103, Memphis, TN 38157. The Adviser was organized in February 2013 and, as of March 31, 2018, has assets under management of approximately $112 million and assets under advisement of approximately $522 million. The Adviser has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Fund, under which the Adviser selects the securities and manages the investments for the Fund, subject to the oversight of the Fund’s Board of Trustees (the “Trustees” or the “Board”). Under the Advisory Agreement, the Fund pays the Adviser a monthly fee based on an annualized rate of the average daily net asset value of that Fund as indicated in the fee table above. The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” as indicated in the fee table above. While the Adviser has no obligation to continue the waiver past the current term, it is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Adviser and the Board.

For the fiscal year ended February 28, 2018, the Adviser received compensation of 0.69% of the Fund’s average daily net assets after fee waivers and/or expense reimbursement. A discussion regarding the basis for the most recent approval by the Board of the Advisory Agreement is available in the Fund’s annual report for the period ended February 28, 2018.

In addition to the advisory fees described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the Securities Exchange Act of 1934, as amended, and the terms of the Advisory Agreement. For a description of these potential benefits, see the description under “Portfolio Transactions And Brokerage Allocation – Brokerage Selection” in the SAI.

Portfolio Managers. Gary Stringer, CFA, Kim Escue, CFA, and Chad Keller, CFP, have served as portfolio managers to the Fund since its inception. Mr. Stringer is responsible for the day-to-day portfolio management of the Fund. Mr. Stringer is the Chief Investment Officer of the Adviser.

Mr. Stringer is the President and Chief Investment Officer of Stringer. Mr. Stringer co-founded Stringer in February 2013. From August 2005 to forming Stringer, Mr. Stringer was a Managing Director at Morgan Keegan and Company, Inc. where he served as the Director of Investments for Morgan Keegan’s Wealth Management Services division. In this position, Mr. Stringer chaired the Investment Strategy Committee, which set the firm’s asset allocation models and managed discretionary portfolios. Mr. Stringer holds a Bachelor of Science degree in Marketing from the University of Maryland as well as the Chartered Financial Analyst (CFA). In addition, he has completed the Securities Industry Institute sponsored by the Securities Industry and Financial Markets Association and the Wharton School. He is a member of the CFA Institute, the Memphis Security Analyst Society, the Investment Management Consultants Association and the MidSouth Association for Business Economics.

Mrs. Escue also serves as a Senior Portfolio Manager of Stringer. Mrs. Escue co-founded Stringer in February 2013. From November 2003 to forming Stringer, Mrs. Escue was a Senior Vice President and Senior Due Diligence Specialist at Morgan Keegan and Company, Inc. In her role as a research analyst she assessed mutual funds and separately managed accounts for retail and institutional clients. She was also a member of the Investment Strategies Committee, which set the firm’s asset allocation models and managed discretionary portfolios. Mrs. Escue received both her Bachelor of Business Administration and Master of Business Administration degrees from the University of Memphis. She holds the Chartered Financial Analyst designation and is a member of the CFA Society of Memphis.

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Mr. Keller is the Chief Operating Officer and Chief Compliance Officer of Stringer. Mr. Keller co- founded Stringer in February 2013. From August 2005 to forming Stringer Asset Management, Mr. Keller was a First Vice President and Senior Investment Specialist in the Wealth Management Services division of Morgan Keegan and Company, Inc. In this role, Mr. Keller worked with investment and economic data on a daily basis and was responsible for the quantitative risk characteristics of several discretionary models. He also wrote many client-facing papers on market and investment topics. Mr. Keller holds a Bachelor of Arts degree in Economics from the University of Tennessee and a Master of Business Administration from the University of Memphis. Additionally, Mr. Keller is a Certified Financial Planner™ professional.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and their ownership of securities in the Fund.

Board of Trustees. The Fund is a series of the 360 Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on February 25, 2005. The Board of the Trust supervises the operations of the Fund according to applicable state and federal law and is responsible for the overall management of the Fund’s business affairs.

ADMINISTRATION

Custodian. Fifth Third Bank (the “Custodian”) serves as the custodian of the Fund’s securities.

Fund Administration and Distribution. M3Sixty Administration, LLC (“M3Sixty”) serves as the Fund’s administrator providing the Fund with administrative, accounting and compliance services. In addition, M3Sixty serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated below under the caption “Investing in the Fund,” M3Sixty will handle your orders to purchase and redeem Shares of the Fund, and will disburse dividends paid by the Fund.

Distribution of Shares. Matrix 360 Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor may sell the Fund’s Shares to or through qualified securities dealers or other approved entities. The Fund with respect to the Class A and Class C shares has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that the Fund may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Shares (this compensation is commonly referred to as “12b-1 fees”). Sales charges (including without limitation, sales loads, CDSCs and 12b-1 fees) may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of Fund shares and for services provided to shareholders. The Distributor may also retain a portion of these fees as the Fund’s distributor. Pursuant to the Distribution Plan, the Fund may annually pay the Distributor up to 0.25% of the average daily net assets attributable to each of the Class A and Class C shares and up to 1.00% of the average daily net assets attributable to the Class C shares. The 0.25% fee for the Class A shares is a service fee. The 1.00% fee for the Class C shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Because 12b-1 fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund offers three classes of shares (Class A shares, Class C shares and Institutional Class shares). Class A shares and Class C shares are available for purchase by all investors. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and expenses to which they are subject. The decision as to whether Class A shares, Class C shares or Institutional Class shares are more beneficial to you generally depends on the amount and intended length of time of your investment.

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Certain Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUND

Minimum Initial Investment. The Fund’s Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell Shares in the Fund. The minimum initial investment for the Class A or Class C shares of the Fund is generally $5,000. The minimum investment for Institutional Class shares is $1,000,000. The Fund may, at the Adviser’s sole discretion, accept accounts with less than the minimum investment.

Determining the Fund’s Net Asset Value. The price at which you purchase or redeem Shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding Shares of the Fund. The net asset value per Share of the Fund is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Board. In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

Pursuant to policies adopted by the Board, the Adviser is responsible for notifying the Board (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using the Fund’s normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Board monitors and evaluates the Fund’s use of fair value pricing.

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Other Matters. Purchases and redemptions of Shares by the same shareholder on the same day will be netted for the Fund.

PURCHASING SHARES

Opening a New Account. To open an account with the Fund, take the following steps:

1. Complete an Account Application. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. If you do not indicate which class you wish to purchase, your purchase will be invested in Class A shares. The application must contain your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

2. Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars. For regular mail orders, mail your completed application along with your check or money order made payable to the “Stringer Growth Fund” to:

360 Funds

[Name of Fund and Share Class]

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted. The Fund will charge the prospective investor a $20 fee for cancelled checks and may redeem Shares of the Fund already owned by the prospective investor or another identically registered account for such fee. The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Administrator in connection with any cancelled check.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call (877) 244-6235 for instructions.

Additional Investments. You may add to your account by mail or wire at any time by purchasing Shares at the then current public offering price. The minimum additional investment for any account of Class A or Class C shares in the Fund is $250, except under the automatic investment plan discussed below. Before adding funds by bank wire, please call the Fund at (877) 244-6235 and follow the above directions for bank wire purchases. Please note that in most circumstances, there will be a bank charge for wire purchases. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. The Fund may, at the Adviser’s sole discretion, accept additional investments for less than the minimum additional investment.

Automatic Investment Plan. Shareholders who have met the Fund’s minimum investment criteria may participate in the Fund’s automatic investment plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in Class A shares, Class C shares or Institutional Class shares through automatic charges to shareholders’ checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified ($100 minimum for each of Class A shares, Class C shares or Institutional Class shares of the Fund), which will automatically be invested in the type of shares that the shareholder holds in his or her account (Class A shares, Class C shares or Institutional Class shares), at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

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Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information. In addition, if after opening the investor’s account, the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

Other Information. In connection with all purchases of Fund Shares, we observe the following policies and procedures:

•	We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by M3Sixty as the Fund’s transfer agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day's public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to M3Sixty on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.
•	We do not accept third party checks for any investments.
•	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.
•	We may refuse to accept any purchase request for any reason or no reason.
•	We mail you confirmations of all your purchases or redemptions of Fund Shares.
•	Certificates representing Shares are not issued.

Choosing a Share Class. The Fund offers three classes of shares (Class A shares, Class C shares and Institutional Class shares). Class A shares and Class C shares are available for purchase by all investors. Institutional Class shares are available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and ongoing expenses. The decision as to which class of shares of the Fund is most beneficial to you generally depends on your purchase amount, the length of time you expect to hold your investment and the sales charges, total operating expenses associated with each class, the platform to which you are purchasing shares, and the type of account in which you will hold the shares (e.g. retirement, taxable, etc.).

Class A shares generally have an initial sales load, but are subject to lower ongoing expenses than Class C shares. Class C shares are sold without any initial sales load so the entire purchase price is immediately invested in the Fund, but Class C shares are subject to higher ongoing expenses than Class A shares. Since the entire amount of the purchase price of Class C shares is immediately invested in the Fund, any investment return on Class C shares may partially or wholly offset the higher annual expenses of Class C shares over the short term. However, there can be no assurance that this would be the case, since the Fund’s future returns cannot be predicted. In addition, you should consider the effect of the Contingent Deferred Sales Charge (the “CDSC”) applicable to Class C shares and certain redemptions of Class A shares, depending on the length of time you expect to hold your investment in the Fund.

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Each investor’s considerations are different. You should speak with your financial representative or broker-dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Class A Shares. Class A shares are sold at net asset value plus an initial sales load. The sales load is deducted from the amount you invest. The sales load for Class A shares is reduced for purchases of $100,000 or more, as shown in the chart below.

	Sales load as a % of:		Dealer Reallowance as % of Public Offering Price*
Amount of Investment	Public Offering Price*	Net Amount Invested
Less than $50,000	5.50%	4.71%	4.50%
$50,000 but less than $100,000	4.50%	3.63%	3.50%
$100,000 but less than $250,000	3.50%	3.09%	3.00%
$250,000 but less than $500,000	2.50%	2.04%	2.00%
$500,000 but less than $1 million	2.00%	1.01%	1.00%
$1 million or more	0.00%**	0.00%**	See below

*	“Public Offering Price” is the net asset value at the time of purchase plus the front-end sales load. In general, the broker-dealer reallowance on sales of Class A shares will equal the amount of the Sales Load as a % of Public Offering Price described in this table.
**	No sales load is paid at the time of purchase for investments of $1 million or more. A CDSC of 1.00% may be imposed on such investments in the event of redemption within 12 months of purchase.

Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the Fund’s average daily net assets allocable to Class A shares.

Broker-Dealer Reallowances and Commissions. The broker-dealer reallowance for purchases of Class A shares under $1 million is described in the chart above. For initial purchases of Class A shares of a Fund of $1 million or more, a broker-dealer’s commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker- dealers through whom such purchases are effected. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the broker-dealer’s commission described in this paragraph was paid in connection with the purchase of such shares. See “CDSC for Certain Purchases of Class A shares” below.”

Under certain circumstances, the Distributor may increase or decrease the reallowance to broker-dealers. The Distributor receives that portion of the initial sales load which is not reallowed to the brokers who sell shares of the Fund. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

Reduced Sales Loads. Front-end sales loads on purchases of Class A shares may be reduced under the “Right of Accumulation” or under a “Letter of Intent.” To receive a reduced sales load, you must inform your broker-dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your broker-dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

You may use the “Right of Accumulation” to reduce your sales load. Under the “Right of Accumulation,” you may combine the current net asset value of your existing Class A shares of the Fund or any fund in the Stringer family with the amount of any current purchases in the Fund or funds in the Stringer family of funds in order to take advantage of the reduced sales loads in the table above.

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Purchases made pursuant to a “Letter of Intent” may also be eligible for the reduced sales loads. In a Letter of Intent, the investor expresses his or her intention, in writing, to invest a certain amount over a specified period of time. The Fund will then apply to each of the investor’s periodic investments the reduced sales load that would apply to the total amount stated in the Letter of Intent. The minimum initial investment under a Letter of Intent is $50,000. If not stated otherwise in the Letter of Intent, the amount of shares you purchase in the Fund during the thirteen (13) months following the signing of the Letter of Intent qualify for the reduced sales load. The reduced sales load will not apply to purchases in the Fund made more than 90 days prior to the signing of the Letter of Intent. During the term of your Letter of Intent, the Transfer Agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your total amount stated in your Letter of Intent. If, by the end of the term of the Letter of Intent, you have purchased all the shares you committed to purchase in the Letter of Intent, the escrowed shares will be released to you. If you have not purchased all the shares you committed to purchase in the Letter of Intent, your escrowed shares will be redeemed in an amount equal to the sales load that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that sales load would be released to you.

Shareholders may include the value of certain related accounts, including accounts held by their spouse and children under the age of 21, family trust accounts of the investor and other accounts held by the investor to determine the applicable sales load and for purposes of the Right of Accumulation and Letter of Intent privileges. These privileges apply even if your related accounts are opened at different brokerage firms, so it is important to let your broker-dealer(s) or the Transfer Agent know about all your accounts that may be combined. To verify eligibility for a reduced sales load, your broker-dealer or the Fund may require that you submit copies of account statements to substantiate requests for Right of Accumulation and Letter of Intent privileges.

In addition to the Right of Accumulation and Letters of Intent, Class A shares are offered at net asset value without a sales load to the following types of investors: trustees and officers of the Fund, clients of the Adviser, employees of the Adviser (and members of their immediate families) and the Adviser and certain service providers of the Fund. As explained above, there also is no sales load at the time of purchase on investments of $1 million or more in the Fund, but such purchases may be subject to a CDSC of 1.00% in the event of redemption within 12 months of purchase. See “CDSC for Certain Purchases of Class A Shares” below.

CDSC for Certain Purchases of Class A Shares. A CDSC is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission described above was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. If your purchase of Class A shares is subject to the CDSC, you will be so notified on the confirmation you receive for such purchase. A CDSC will not be imposed upon redemptions of Class A shares held for more than one year.

Class C shares. Class C shares are sold at net asset value without an initial sales load so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC of 1.00% will be imposed on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the net asset value at the time of purchase of the Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for more than one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund’s average daily net assets allocable to Class C shares.

Institutional Class shares. Institutional Class shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund. These arrangement are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

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Additional Information about Sales Charges. Information regarding the Fund's sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Fund's website since the Fund's website contains limited information. Further information is available by calling the Fund at (877) 244-6235.

Exchanging Shares

Shares of any class of the Fund generally may be exchanged for shares of the same class of any other Fund managed by the Adviser without paying a sales charge or a CDSC. Shares of any class of the Fund also may be acquired in exchange for shares of the same class of any other Fund managed by the Adviser without paying a sales charge or CDSC. You may make exchanges only between identically registered accounts (name(s), address, and TIN).

If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement. All exchanges also are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. The Fund may also discontinue or modify the exchange privilege on a prospective basis at any time upon notice to shareholders in accordance with applicable law. For federal income tax purposes, an exchange of Fund shares for shares of another Fund is treated as a sale on which gain or loss may be recognized.

If a shareholder no longer meets the eligibility requirements for the shareholder’s current share class, the Fund may, upon notice to the shareholder, convert the shareholder into a share class of the same Fund for which the shareholder is eligible.

Through Your Broker or other Financial Professional
Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to exchange shares. Your broker or financial professional may charge you for its services.
By Mail

Write a letter to request an exchange specifying the name of the fund from which you are exchanging, the registered account name(s) and address, the account number, the dollar amount or number of shares to be exchanged and the fund into which you are exchanging.

The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

By Telephone

If you have authorized this service, you may exchange by telephone by calling (877) 244-6235.

If you make a telephone exchange request, you must furnish the name of the fund from which you are exchanging, the name and address of record of the registered owner, the account number and TIN, the dollar amount or number of shares to be exchanged, the fund into which you are exchanging, and the name of the person making the request.

21

Redeeming Shares

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

360 Funds

[Name of Fund and Share Class]

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

Regular mail redemption requests should include the following:

(1) Your letter of instruction specifying the Fund, account number and number of Shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2) Any required signature guarantees (see “Signature Guarantees” below); and

(3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Except as provided below, your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 calendar days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

The Fund typically expects to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form: (i) for payment by check, the Fund typically expects to mail the check within two business days; and (ii) for payment by wire or automated clearing House (“ACH”), the Fund typically expects to process the payment within two business days. Payment of redemption proceeds may take up to seven days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Fund will meet redemption requests by either (i) rebalancing its overweight securities or (ii) selling portfolio assets. In addition, if the Fund determines that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement.

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Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem Shares of the Fund by calling (877) 244-6235. The Fund may rely upon confirmation of redemption requests transmitted via facsimile at (816) 817-3267. The confirmation instructions must include the following:

(1)	Name of Fund;
(2)	Shareholder name(s) and account number;
(3)	Number of Shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption funds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of Shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to ensure instructions are genuine.

Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above). The Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

Redemptions In Kind. The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

23

Other Information about Contingent Deferred Sales Charges. If, within the first year of purchase, you redeem (i) Class A share purchases of more than $1 million; or (ii) Class C shares, you may be subject to a CDSC as described above under “Fees and Expenses of the Fund” and “Purchasing Shares – Choosing a Share Class”. Shares acquired through the reinvestment of dividends or distributions of capital gains will not be subject to a CDSC. To determine if the CDSC applies to a redemption, the Fund redeems Shares in the following order: (i) Shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) Shares held for the longest period.

The Fund will waive the CDSC if requested in the following circumstances:

• Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability. The waiver is available only for Shares held at the time of death or initial determination of permanent disability.

• Mandatory distributions from a tax-deferred retirement plan or IRA.

If you wish to request that the CDSC be waived for one of the reasons stated above, contact your financial representative, broker- dealer or the Fund. Such waiver requests must be made at the time of redemption.

ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Purchases and Redemptions through Securities Firms. The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order. Orders will be priced at the next calculation of the Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if Shares are purchased through a broker or agent. The Fund is not responsible for ensuring that a broker carries out its obligations. You should look to the broker through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

Telephone Purchases by Securities Firms. Brokerage firms that are Financial Industry Regulatory Authority, Inc. (“FINRA”) members may telephone M3Sixty at (877) 244-6235 and buy Shares for investors who have investments in the Fund through the brokerage firm’s account with the Fund. By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund nor M3Sixty shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction. However, if M3Sixty fails to follow these established procedures, it may be liable. The Fund may modify or terminate these telephone privileges at any time.

Disruptive Trading and Market Timing. The Fund is not intended for or suitable for market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if the Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”) which can have harmful effects for other shareholders. These risks and harmful effects include:

•	an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

24

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures. Under these market timing policies and procedures, the Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading. In general, the Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, Shares within 30 days. While there is no specific limit on roundtrip transactions, the Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where the Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, the Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and the Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor. The Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, the Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable Shares are held longer than 30 days. In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement. The Fund also imposes an initial sales load and a CDSC on certain Shares, each of which has the effect of discouraging Disruptive Trading in Fund Shares.

The Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Disclosure of Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

OTHER IMPORTANT INFORMATION

Distributions, Dividends and Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute all or substantially all of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will generally be paid annually and capital gains distributions, if any, will be made at least annually. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional Shares (or fractions thereof) of the Fund. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gain, or ordinary income. Qualified dividend income generally includes dividends paid by U.S. corporations and certain qualifying foreign corporations, provided the foreign corporation is not a passive foreign investment company. Any distribution resulting from such qualified dividend income received by the Fund will be designated as qualified dividend income. If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their Fund shares. Short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gain distributions will be taxable as ordinary income to shareholders.

25

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November or December but pays it in January, it will be taxable to shareholders as if the dividend had been received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 24%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the financial performance of the Fund for the periods shown. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Sanville & Company, the Independent Registered Public Accounting Firm of the Fund, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request without charge.

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	Stringer
	Growth Fund

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$12.01	$10.45	$12.03	$11.42	$10.00

Investment Operations:
Net investment income	0.11	0.11	0.07	0.08	0.02
Net realized and unrealized gain (loss) on investments	1.46	1.56	(1.27)	0.65	1.46
Total from investment operations	1.57	1.67	(1.20)	0.73	1.48

Distributions:
From net investment income	(0.11)	(0.11)	(0.07)	(0.08)	(0.04)
From net realized capital gains	(0.82)	-	(0.31)	(0.04)	(0.02)
Total distributions	(0.93)	(0.11)	(0.38)	(0.12)	(0.06)

Net Asset Value, End of Year/Period	$12.65	$12.01	$10.45	$12.03	$11.42

Total Return (b)	13.09%	15.98%	(10.16)%	6.42%	14.82	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$10,083	$13,524	$18,368	$16,633	$10,942

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.63%	1.57%	1.56%	1.68%	2.40	%(d)
After fees waived and expenses absorbed/recouped (e)	1.37%	1.57%	1.65%	1.65%	1.65	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	0.60%	0.99%	0.67%	0.72%	(0.48	)%(d)
After fees waived and expenses absorbed/recouped (e)	0.86%	1.00%	0.58%	0.75%	0.27	%(d)

Portfolio turnover rate	126%	79%	144%	80%	53	%(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.

(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Not annualized.

(d)	Annualized.

(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

27

	Stringer
	Growth Fund

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$11.92	$10.36	$11.94	$11.37	$10.00

Investment Operations:
Net investment income (loss)	0.01	0.01	(0.01)	- (b)	(0.02)
Net realized and unrealized gain (loss) on investments	1.46	1.55	(1.26)	0.63	1.42
Total from investment operations	1.47	1.56	(1.27)	0.63	1.40

Distributions:
From net investment income	(0.02)	- (c)	-	(0.02)	(0.01)
From net realized capital gains	(0.82)	-	(0.31)	(0.04)	(0.02)
Total distributions	(0.84)	-	(0.31)	(0.06)	(0.03)

Net Asset Value, End of Year/Period	$12.55	$11.92	$10.36	$11.94	$11.37
Total Return (d)	12.27%	15.08%	(10.80)%	5.54%	14.06	%(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$14,648	$15,582	$20,373	$16,157	$7,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (g)	2.38%	2.32%	2.31%	2.43%	3.15	%(f)
After fees waived and expenses absorbed/recouped (g)	2.12%	2.32%	2.40%	2.40%	2.40	%(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (g)	(0.15)%	0.24%	(0.08)%	(0.03)%	(1.23	)%(f)
After fees waived and expenses absorbed/recouped (g)	0.11%	0.25%	(0.17)%	0.00%	(0.48	)%(f)

Portfolio turnover rate	126%	79%	144%	80%	53	%(e)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.

(b)	Net investment income per share was less than $0.01 per share for the year ended February 28, 2015.

(c)	Net investment income distribution was less than $0.01 per share for the year ended February 28, 2017.

(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e)	Not annualized.

(f)	Annualized.

(g)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

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	Stringer
	Growth Fund

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$12.04	$10.48	$12.05	$11.44	$10.00

Investment Operations:
Net investment income	0.15	0.14	0.09	0.08	0.04
Net realized and unrealized gain (loss) on investments	1.46	1.56	(1.26)	0.67	1.47
Total from investment operations	1.61	1.70	(1.17)	0.75	1.51

Distributions:
From net investment income	(0.15)	(0.14)	(0.09)	(0.10)	(0.05)
From net realized capital gains	(0.82)	-	(0.31)	(0.04)	(0.02)
Total distributions	(0.97)	(0.14)	(0.40)	(0.14)	(0.07)

Net Asset Value, End of Year/Period	$12.68	$12.04	$10.48	$12.05	$11.44

Total Return (b)	13.35%	16.25%	(9.88)%	6.63%	15.12	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$16,664	$15,348	$14,167	$17,034	$4,400

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.38%	1.32%	1.31%	1.43%	2.15	%(d)
After fees waived and expenses absorbed/recouped (e)	1.12%	1.32%	1.40%	1.40%	1.40	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	0.85%	1.24%	0.92%	0.97%	(0.23	)%(d)
After fees waived and expenses absorbed/recouped (e)	1.11%	1.25%	0.83%	1.00%	0.52	%(d)

Portfolio turnover rate	126%	79%	144%	80%	53	%(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.

(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Not annualized.

(d)	Annualized.

(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

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PRIVACY NOTICE

FACTS	WHAT DOES 360 FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Assets

▪ Retirement Assets

▪ Transaction History

▪ Checking Account Information

▪ Purchase History

▪ Account Balances

▪ Account Transactions

▪ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons 360 Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does 360 Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (877) 244-6235

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Who we are
Who is providing this notice?	360 Funds M3Sixty Administration, LLC (Administrator) Matrix 360 Distributors, LLC (Distributor)
What we do
How does 360 Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does 360 Funds collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tell us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪ M3Sixty Administration, LLC and Matrix 360 Distributors, LLC could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ 360 Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ 360 Funds does not jointly market.

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STRINGER GROWTH FUND

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. A statement of additional information (“SAI”) about the Fund has been filed with the SEC. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Fund.

To request a free copy of the SAI, the Fund’s annual and semi-annual reports and other information about the Fund, or to make inquiries about the Fund, write the Fund at Stringer Growth Fund c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 or call the Fund at (877) 244-6235. The SAI is also available on the Fund’s website at www.stringeramfunds.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-21726

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Stringer Moderate Growth Fund

Class A Shares (Ticker Symbol: SRQAX)

Class C Shares (Ticker Symbol: SRQCX)

Institutional Class Shares (Ticker Symbol: SRQIX)

a series of the

360 Funds

PROSPECTUS

June 28, 2018

This Prospectus relates to three classes of shares (Class A shares, Class C shares and Institutional Class Shares); for questions or for Shareholder Services, please call (877) 244-6235.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY	3
INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS	9
PRINCIPAL RISKS OF INVESTING IN THE FUND	10
MANAGEMENT	14
ADMINISTRATION	15
INVESTING IN THE FUND	16
PURCHASING SHARES	17
ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS	24
OTHER IMPORTANT INFORMATION	25
FINANCIAL HIGHLIGHTS	27
PRIVACY NOTICE	32

SUMMARY

Investment Objective. The investment objective of the Stringer Moderate Growth Fund (the “Fund”) is capital appreciation while also maintaining principal stability.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 17 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 40 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A shares	Class C shares	Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	1.00%[1]	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A shares	Class C shares	Institutional Class shares
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.82%	1.82%	1.82%
Acquired (Underlying) Fund Fees and Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses[2]	3.12%	3.87%	2.87%
Fee Waivers and Expense Reimbursements[2,3]	(1.57)%	(1.57)%	(1.57)%
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	1.55%	2.30%	1.30%

1.	A Contingent Deferred Sales Charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million and the shares are redeemed within one year from the date of purchase. See “CDSC for Certain Purchases of Class A Shares” below.

2.	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

3.	Effective June 16, 2017, Stringer Asset Management, LLC (the “Adviser”) entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to not more than 1.05% until and through at least June 30, 2019. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.05% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through and until June 30, 2019. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. See “CDSC for Certain Purchases of Class A Shares” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$1,321	$1,966	$3,688
Class C Shares	$233	$1,037	$1,859	$3,997
Institutional Class Shares	$132	$740	$1,375	$3,082

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal ended February 28, 2018, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategy of the Fund. The investment objective of the Stringer Moderate Growth Fund (the “Fund”) is capital appreciation while also maintaining principal stability. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large-, mid- and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. The Fund may also invest directly in domestic equity securities (including large-, small- and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing primarily ETFs as well as United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments, primarily through investments in ETFs.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued. The Fund is diversified.

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Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

•	Allocation risk – The performance of the Fund relative to its benchmark will depend largely on the decisions of the Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, the Adviser’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•	Market risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•	Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

•	Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

•	Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

•	Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

•	Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

•	Real Estate Investment Trust (“REIT”) risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in REITs. REITs are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

•	Commodities risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in commodities, such as raw materials or agricultural products. Commodities are tied to future market values and future income and are vulnerable to adverse movements in prices and exchange rates. Additionally, the price of commodities may be affected by geopolitical changes and relations.

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•	Credit risk – An issuer of debt securities, including the issuers of exchange-traded notes, may not make timely payments of principal and interest.

•	Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited training opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

•	High yield securities risk – Investments in high yield fixed income securities, also known as “junk bonds”, are considered speculative, involve a greater risk of default and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

•	Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

•	Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

•	Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

•	Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

•	Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

•	U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities where it is not obligated to do so.

Performance. The bar chart below shows the Fund’s investment results for the period indicated. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

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Annual Total Returns

(for periods ended December 31) – Institutional Class Shares

Quarterly Returns During This Time Period

Highest	3.63% (quarter ended March 31, 2017)
Lowest	-0.52% (quarter ended December 31, 2016)
Year to Date	-1.30% (quarter ended March 31, 2018)

Average Annual Total Returns

(for period ended December 31, 2017)

	One Year	Since Inception (March 31, 2015)
Institutional Class Shares
Return Before Taxes	13.30%	4.13%
Return After Taxes on Distributions	12.69%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares	8.09%	3.04%
Class A Shares
Return Before Taxes	6.79%	1.74%
Class C Shares
Return Before Taxes	12.26%	3.11%
MCSI AC World Net Total Return/Barclays US Aggregate Bond 65/35 Index Blend (reflects no deduction for fees, expenses or taxes)	16.82%	6.67%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2017 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for Institutional Class shares and after-tax returns for other Classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

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Management. Stringer Asset Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the Fund’s investment adviser. Gary Stringer, CFA, Kim Escue, CFA, and Chad Keller, CFP, have served as the Fund’s portfolio managers since inception.

Purchase and Sale of Fund Shares. The minimum initial investment in Class A or Class C shares of the Fund is generally $5,000, and the minimum subsequent investment for such shares is $250 ($100 under an automatic investment plan). The minimum initial investment in Institutional Class shares of the Fund is generally $1,000,000, and the minimum subsequent investment for such shares is $5,000 ($100 under an automatic investment plan). The Fund may, at the Adviser’s sole discretion, accept accounts with less than the minimum investment. You can purchase or redeem shares directly from the Fund on any business day the New York Stock Exchange (“NYSE”) is open directly by calling the Fund at (877) 244-6235, where you may also obtain more information about purchasing or redeeming shares by mail, facsimile or bank wire. The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information. The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax deferred arrangements such as 401(k) plans or IRAs may be taxed later upon a withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

The Fund’s Investment Objective and Principal Investment Strategy

The Fund’s investment objective is capital appreciation while also maintaining principal stability. The Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 30 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large-, mid- and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. The Fund may also invest directly in domestic equity securities (including large-, small- and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth while also maintaining principal stability through a fully managed investment policy utilizing primarily ETFs as well as United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments, primarily through investments in ETFs.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

At times, the Fund may also invest in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The Adviser uses strategic and tactical asset allocation methodologies to manage the Fund’s assets. The Adviser’s strategic asset allocation process includes:

Setting forward looking return and risk expectations by creating capital market expectations for broad asset classes based on historical returns, market valuations, the economic cycle, behavioral finance and other fundamental data.

•	Setting broad asset allocation targets based on our risk and return expectations.

•	Allocating to subcategories such as, without limitation, equities of companies of different capitalizations, fixed income securities of different durations or specialty asset classes. The Adviser also considers the balance of risk characteristics across the portfolio and the correlations of the subcategories.

•	Considering and selecting from the universe of appropriate investments for the portfolio. The Adviser quantitatively models the Fund’s investment selections to determine their impact on the overall portfolio.

•	Purchasing securities based on the Adviser’s process.

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•	Monitoring the Fund and rebalancing it on an as needed-basis in order to, without limitation, change the Fund’s asset allocation, free up cash in order to participate in attractive investment opportunities, or respond to a fundamental change. The Adviser’s investment process also monitors its cash positions in order to maintain appropriate cash levels in the Fund.

The Adviser’s tactical asset allocation process includes:

•	Creating a macro view of the capital markets by evaluating domestic and global trends and market opportunities.

•	Identifying persistent trends and target sectors with strong momentum (equities, commodities) or relative value (fixed income).

•	Consideration of sector concentration within the Fund, and if necessary, rebalancing or allocating to additional sectors.

•	Purchasing securities based on the Adviser’s process.

•	Monitoring the Fund and rebalancing it on an as needed-basis, as described above.

What is an Exchange-Traded Fund (“ETF”)? An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a particular securities index, sector or industry. ETFs are traded on a securities exchange based on their market value. ETFs that track an index hold the same stocks or bonds as the index, so its market price generally reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustee fees, and marketing expenses.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

“Portfolio Turnover” is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. In general, higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.

General Information Regarding Investing in the Fund. An investment in the Fund should not be considered a complete investment program. Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in the Fund.

Additional Information. To the extent the Fund makes investments regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

PRINCIPAL RISKS OF INVESTING IN THE FUND

All investments carry risks, and investment in the Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

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Allocation risk – The performance of the Fund will depend largely on the decisions of the Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, Stringer’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Market risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Management style risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than the performance of similar funds that focus on other types of stocks or that have a broader investment style.

Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry. For instance, economic or market factors; regulation or deregulation; and technological or other developments may negatively impact all companies in a particular industry. To the extent the Fund invests heavily in a particular industry that experiences such a negative impact, the Fund’s portfolio will be adversely affected.

Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

Mid-sized company risk – The Fund may invest in mid-sized companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of large companies. Mid-sized company stock may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell it at a lower price than the Adviser may prefer, or it may have to sell it in smaller than desired quantities over a period of time.

Small company risk – From time to time, the Fund may be substantially invested in stocks of smaller companies. Stocks of smaller companies may have more risks than those of larger companies. In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile than those of larger companies.

Real Estate Investment Trust (“REIT”) risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in REITs. REITs are susceptible to the risks associated with investing in real estate generally, such as: declines in property values; lack of ability to access the credit markets, defaults by borrowers or tenants, increases in property taxes or operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs also typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investment in ETFs or other pooled investment vehicles that invest in REITs will result in layering of expenses.

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Commodities risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in commodities, such as raw materials or agricultural products. Commodities are tied to future market values and future income and are vulnerable to adverse movements in prices and exchange rates. Additionally, the price of commodities may be affected by geopolitical changes and relations.

Credit risk – Debt securities, including exchange-traded notes, are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated debt securities involve greater credit risk, including the possibility of default or bankruptcy.

Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited training opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High yield securities risk – High-yield fixed income securities, also known as “junk bonds”, are securities rated below investment-grade by the primary rating agencies, such as Standard & Poor’s, Fitch and Moody’s, or are unrated securities of similar quality, and are thus considered speculative. The value of lower quality securities generally is more dependent on credit risk than investment-grade securities. Issuers of high-yield / high-risk securities may not be as strong financially as those issuing securities with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult for the Fund to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Interest rate risk – Increases in interest rates typically lower the present value of a company’ future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Shares of other investment companies – The Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. Federal law generally prohibits the Fund from acquiring shares of an investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. This prohibition may prevent the Fund from allocating its investments in an optimal manner. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

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Exchange-Traded Funds and other funds risk –

•	Limits of investing in ETFs. The Fund’s investment strategy involves, among other things, investing in other investment companies, such as ETFs and other investment companies that track broad market indices or specific industries or sectors. Under the 1940 Act, the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund (generally permitting the Fund and its affiliates to hold up to 25% of the ETF’s total outstanding stock); and (ii) the ETF and the Fund enter into an agreement to comply with any conditions in such order (an “ETF Agreement”). Accordingly, the 25% limitation (or, in cases where the Fund has not entered into an ETF Agreement, the 3% limitation) may prevent the Fund from allocating its investments in the manner the Adviser considers optimal.

•	Indirect costs of fund investments in ETFs. To the extent the Fund invests in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•	Risks related to ETF NAV and market price. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of potential risks to which the Fund will be subject, including greater price volatility; less supervision and regulation than U.S. securities exchanges, brokers, and issuers; higher brokerage costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which may make obtaining reliable research more difficult.

Foreign currency risk – Currencies of emerging markets countries are subject to significantly greater risks than currencies of developed countries, which may have an adverse effect on the value of securities of foreign companies traded on U.S. or foreign exchanges. For example, many emerging markets countries have experienced steady declines or sudden devaluations or increases of their currencies relative to the U.S. dollar, which may have adverse effects on companies’ cash flows, asset values and profits or losses, and may have adverse effects on the value of the Fund’s assets denominated in foreign currencies. Some emerging markets currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some governments have responded to such market fluctuation by restricting currency conversions, foreign investments or the repatriation of foreign investments. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such market to make dividend or interest payments in the original currency of the obligation.

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U.S. Government and U.S. agency obligations – The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so

MANAGEMENT

Investment Adviser. Stringer Asset Management, LLC (“Stringer” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Fund. The Adviser’s principal office is located at 5050 Poplar Avenue, Suite 1103, Memphis, TN 38157. The Adviser was organized in February 2013 and, as of March 31, 2018, has assets under management of approximately $112 million and assets under advisement of approximately $522 million. The Adviser has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Fund, under which the Adviser selects the securities and manages the investments for the Fund, subject to the oversight of the Fund’s Board of Trustees (the “Trustees”). Under the Advisory Agreement, the Fund pays the Adviser a monthly fee based on an annualized rate of the average daily net asset value of that Fund as indicated in the fee table above. The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” as indicated in the fee table above. While the Adviser has no obligation to continue the waiver past the current term, it is expected that the contractual agreement will continue from year-to- year provided such continuance is approved by the Adviser and the Trustees.

For the fiscal year ended February 28, 2018, the Adviser received compensation of 0.00% of the Fund’s average daily net assets after fee waiver and/or expense reimbursement. A discussion regarding the basis for the most recent approval by the Board of Trustees of the Advisory Agreement is available in the Fund’s annual report for the period ended February 28, 2018.

In addition to the advisory fees described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the Securities Exchange Act of 1934, as amended, and the terms of the Advisory Agreement. For a description of these potential benefits, see the description under “Portfolio Transactions And Brokerage Allocation -- Brokerage Selection” in the SAI.

Portfolio Managers. Gary Stringer, CFA, Kim Escue, CFA, and Chad Keller, CFP, have served as portfolio managers to the Fund since its inception and are responsible for the day-to-day portfolio management of the Fund.

Mr. Stringer is the President and Chief Investment Officer of Stringer. Mr. Stringer co-founded Stringer in February 2013. From August 2005 to forming Stringer, Mr. Stringer was a Managing Director at Morgan Keegan and Company, Inc. where he served as the Director of Investments for Morgan Keegan’s Wealth Management Services division. In this position, Mr. Stringer chaired the Investment Strategy Committee, which set the firm’s asset allocation models and managed discretionary portfolios. Mr. Stringer holds a Bachelor of Science degree in Marketing from the University of Maryland as well as the Chartered Financial Analyst (CFA). In addition, he has completed the Securities Industry Institute sponsored by the Securities Industry and Financial Markets Association and the Wharton School. He is a member of the CFA Institute, the Memphis Security Analyst Society, the Investment Management Consultants Association and the MidSouth Association for Business Economics.

Mrs. Escue also serves as a Senior Portfolio Manager of Stringer. Mrs. Escue co-founded Stringer in February 2013. From November 2003 to forming Stringer, Mrs. Escue was a Senior Vice President and Senior Due Diligence Specialist at Morgan Keegan and Company, Inc. In her role as a research analyst she assessed mutual funds and separately managed accounts for retail and institutional clients. She was also a member of the Investment Strategies Committee, which set the firm’s asset allocation models and managed discretionary portfolios. Mrs. Escue received both her Bachelor of Business Administration and Master of Business Administration degrees from the University of Memphis. She holds the Chartered Financial Analyst designation and is a member of the CFA Society of Memphis.

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Mr. Keller is the Chief Operating Officer and Chief Compliance Officer of Stringer. Mr. Keller co- founded Stringer in February 2013. From August 2005 to forming Stringer Asset Management, Mr. Keller was a First Vice President and Senior Investment Specialist in the Wealth Management Services division of Morgan Keegan and Company, Inc. In this role, Mr. Keller worked with investment and economic data on a daily basis and was responsible for the quantitative risk characteristics of several discretionary models. He also wrote many client-facing papers on market and investment topics. Mr. Keller holds a Bachelor of Arts degree in Economics from the University of Tennessee and a Master of Business Administration from the University of Memphis. Additionally, Mr. Keller is a Certified Financial Planner™ professional.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and their ownership of securities in the Fund.

Board of Trustees. The Fund is a series of the 360 Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on February 25, 2005. The Board of the Trust supervises the operations of the Fund according to applicable state and federal law and is responsible for the overall management of the Fund’s business affairs.

ADMINISTRATION

Custodian. Fifth Third Bank (the “Custodian”) serves as the custodian of the Fund’s securities.

Fund Administration and Distribution. M3Sixty Administration, LLC (“M3Sixty”) serves as the Fund’s administrator providing the Fund with administrative, accounting and compliance services. In addition, M3Sixty serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated below under the caption “Investing in the Fund,” M3Sixty will handle your orders to purchase and redeem Shares of the Fund, and will disburse dividends paid by the Fund.

Distribution of Shares. Matrix 360 Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor may sell the Fund’s Shares to or through qualified securities dealers or other approved entities. The Fund with respect to the Class A and Class C shares has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that the Fund may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Shares (this compensation is commonly referred to as “12b-1 fees”). Sales charges (including without limitation, sales loads, CDSCs and 12b-1 fees) may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of Fund shares and for services provided to shareholders. The Distributor may also retain a portion of these fees as the Fund’s distributor. Pursuant to the Distribution Plan, the Fund may annually pay the Distributor up to 0.25% of the average daily net assets attributable to each of the Class A and Class C shares and up to 1.00% of the average daily net assets attributable to the Class C shares. The 0.25% fee for the Class A shares is a service fee. The 1.00% fee for the Class C shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Because 12b-1 fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund offers three classes of shares (Class A shares, Class C shares and Institutional Class shares). Class A shares and Class C shares are available for purchase by all investors. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and expenses to which they are subject. The decision as to whether Class A shares, Class C shares or Institutional Class shares are more beneficial to you generally depends on the amount and intended length of time of your investment.

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Certain Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUND

Minimum Initial Investment. The Fund’s Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell Shares in the Fund. The minimum initial investment for the Class A or Class C shares of the Fund is generally $5,000. The minimum investment for Institutional Class shares is $1,000,000. The Fund may, at the Adviser’s sole discretion, accept accounts with less than the minimum investment.

Determining the Fund’s Net Asset Value. The price at which you purchase or redeem Shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding Shares of the Fund. The net asset value per Share of the Fund is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

Pursuant to policies adopted by the Trustees, the Adviser is responsible for notifying the Board of Trustees (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using the Fund’s normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Trustees monitor and evaluate the Fund’s use of fair value pricing.

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Other Matters. Purchases and redemptions of Shares by the same shareholder on the same day will be netted for the Fund.

PURCHASING SHARES

Opening a New Account. To open an account with the Fund, take the following steps:

1. Complete an Account Application. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. If you do not indicate which class you wish to purchase, your purchase will be invested in Class A shares. The application must contain your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

2. Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars. For regular mail orders, mail your completed application along with your check or money order made payable to the “Stringer Moderate Growth Fund” to:

360 Funds

[Name of Fund and Share Class]

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted. The Fund will charge the prospective investor a $20 fee for cancelled checks and may redeem Shares of the Fund already owned by the prospective investor or another identically registered account for such fee. The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Administrator in connection with any cancelled check.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call (877) 244-6235 for instructions.

Additional Investments. You may add to your account by mail or wire at any time by purchasing Shares at the then current public offering price. The minimum additional investment for any account of Class A or Class C shares in the Fund is $250, except under the automatic investment plan discussed below. Before adding funds by bank wire, please call the Fund at (877) 244-6235 and follow the above directions for bank wire purchases. Please note that in most circumstances, there will be a bank charge for wire purchases. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. The Fund may, at the Adviser’s sole discretion, accept additional investments for less than the minimum additional investment.

Automatic Investment Plan. Shareholders who have met the Fund’s minimum investment criteria may participate in the Fund’s automatic investment plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in Class A shares, Class C shares or Institutional Class shares through automatic charges to shareholders’ checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified ($100 minimum for each of Class A shares, Class C shares, or Institutional Class shares of the Fund), which will automatically be invested in the type of shares that the shareholder holds in his or her account (Class A shares, Class C shares, or Institutional Class shares), at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

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Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information. In addition, if after opening the investor’s account, the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

Other Information. In connection with all purchases of Fund Shares, we observe the following policies and procedures:

•	We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by M3Sixty as the Fund’s transfer agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day's public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to M3Sixty on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.
•	We do not accept third party checks for any investments.
•	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.
•	We may refuse to accept any purchase request for any reason or no reason.
•	We mail you confirmations of all your purchases or redemptions of Fund Shares.
•	Certificates representing Shares are not issued.

Choosing a Share Class. The Fund offers three classes of shares (Class A shares, Class C shares and Institutional Class shares). Class A shares and Class C shares are available for purchase by all investors. Institutional Class shares are available only to institutional investors and certain broker dealers and financial institutions that have entered into appropriate arrangements with the Fund. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and ongoing expenses. The decision as to which class of shares of the Fund is most beneficial to you generally depends on your purchase amount, the length of time you expect to hold your investment and the sales charges, total operating expenses associated with each class, the platform to which you are purchasing shares, and the type of account in which you will hold the shares (e.g. retirement, taxable, etc.).

Class A shares generally have an initial sales load, but are subject to lower ongoing expenses than Class C shares. Class C shares are sold without any initial sales load so the entire purchase price is immediately invested in the Fund, but Class C shares are subject to higher ongoing expenses than Class A shares. Since the entire amount of the purchase price of Class C shares is immediately invested in the Fund, any investment return on Class C shares may partially or wholly offset the higher annual expenses of Class C shares over the short term. However, there can be no assurance that this would be the case, since the Fund’s future returns cannot be predicted. In addition, you should consider the effect of the Contingent Deferred Sales Charge (the “CDSC”) applicable to Class C shares and certain redemptions of Class A shares, depending on the length of time you expect to hold your investment in the Fund.

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Each investor’s considerations are different. You should speak with your financial representative or broker-dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Class A Shares. Class A shares are sold at net asset value plus an initial sales load. The sales load is deducted from the amount you invest. The sales load for Class A shares is reduced for purchases of $100,000 or more, as shown in the chart below.

	Sales load as a % of:		Dealer Reallowance as % of Public Offering Price*
Amount of Investment	Public Offering Price*	Net Amount Invested
Less than $50,000	5.50%	4.71%	4.50%
$50,000 but less than $100,000	4.50%	3.63%	3.50%
$100,000 but less than $250,000	3.50%	3.09%	3.00%
$250,000 but less than $500,000	2.50%	2.04%	2.00%
$500,000 but less than $1 million	2.00%	1.01%	1.00%
$1 million or more	0.00%**	0.00%**	See below

*	“Public Offering Price” is the net asset value at the time of purchase plus the front-end sales load. In general, the broker-dealer reallowance on sales of Class A shares will equal the amount of the Sales Load as a % of Public Offering Price described in this table.
**	No sales load is paid at the time of purchase for investments of $1 million or more. A CDSC of 1.00% may be imposed on such investments in the event of redemption within 12 months of purchase.

Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the Fund’s average daily net assets allocable to Class A shares.

Broker-Dealer Reallowances and Commissions. The broker-dealer reallowance for purchases of Class A shares under $1 million is described in the chart above. For initial purchases of Class A shares of a Fund of $1 million or more, a broker-dealer’s commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker- dealers through whom such purchases are effected. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the broker-dealer’s commission described in this paragraph was paid in connection with the purchase of such shares. See “CDSC for Certain Purchases of Class A shares” below.”

Under certain circumstances, the Distributor may increase or decrease the reallowance to broker-dealers. The Distributor receives that portion of the initial sales load which is not reallowed to the brokers who sell shares of the Fund. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

Reduced Sales Loads. Front-end sales loads on purchases of Class A shares may be reduced under the “Right of Accumulation” or under a “Letter of Intent.” To receive a reduced sales load, you must inform your broker-dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your broker-dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

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You may use the “Right of Accumulation” to reduce your sales load. Under the “Right of Accumulation,” you may combine the current net asset value of your existing Class A shares of the Fund or any fund in the Stringer family with the amount of any current purchases in the Fund or funds in the Stringer family of funds in order to take advantage of the reduced sales loads in the table above.

Purchases made pursuant to a “Letter of Intent” may also be eligible for the reduced sales loads. In a Letter of Intent, the investor expresses his or her intention, in writing, to invest a certain amount over a specified period of time. The Fund will then apply to each of the investor’s periodic investments the reduced sales load that would apply to the total amount stated in the Letter of Intent. The minimum initial investment under a Letter of Intent is $50,000. If not stated otherwise in the Letter of Intent, the amount of shares you purchase in the Fund during the thirteen (13) months following the signing of the Letter of Intent qualify for the reduced sales load. The reduced sales load will not apply to purchases in the Fund made more than 90 days prior to the signing of the Letter of Intent. During the term of your Letter of Intent, the Transfer Agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your total amount stated in your Letter of Intent. If, by the end of the term of the Letter of Intent, you have purchased all the shares you committed to purchase in the Letter of Intent, the escrowed shares will be released to you. If you have not purchased all the shares you committed to purchase in the Letter of Intent, your escrowed shares will be redeemed in an amount equal to the sales load that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that sales load would be released to you.

Shareholders may include the value of certain related accounts, including accounts held by their spouse and children under the age of 21, family trust accounts of the investor and other accounts held by the investor to determine the applicable sales load and for purposes of the Right of Accumulation and Letter of Intent privileges. These privileges apply even if your related accounts are opened at different brokerage firms, so it is important to let your broker-dealer(s) or the Transfer Agent know about all your accounts that may be combined. To verify eligibility for a reduced sales load, your broker-dealer or the Fund may require that you submit copies of account statements to substantiate requests for Right of Accumulation and Letter of Intent privileges.

In addition to the Right of Accumulation and Letters of Intent, Class A shares are offered at net asset value without a sales load to the following types of investors: trustees and officers of the Fund, clients of the Adviser, employees of the Adviser (and members of their immediate families) and the Adviser and certain service providers of the Fund. As explained above, there also is no sales load at the time of purchase on investments of $1 million or more in the Fund, but such purchases may be subject to a CDSC of 1.00% in the event of redemption within 12 months of purchase. See “CDSC for Certain Purchases of Class A Shares” below.

CDSC for Certain Purchases of Class A Shares. A CDSC is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission described above was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. If your purchase of Class A shares is subject to the CDSC, you will be so notified on the confirmation you receive for such purchase. A CDSC will not be imposed upon redemptions of Class A shares held for more than one year.

Class C shares. Class C shares are sold at net asset value without an initial sales load so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC of 1.00% will be imposed on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the net asset value at the time of purchase of the Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for more than one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund’s average daily net assets allocable to Class C shares.

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Institutional Class shares. Institutional Class shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

Additional Information about Sales Charges. Information regarding the Fund's sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Fund's website since the Fund's website contains limited information. Further information is available by calling the Fund at (877) 244-6235.

Exchanging Shares

Shares of any class of the Fund generally may be exchanged for shares of the same class of any other Fund managed by the Adviser without paying a sales charge or a CDSC. Shares of any class of the Fund also may be acquired in exchange for shares of the same class of any other Fund managed by the Adviser without paying a sales charge or CDSC. You may make exchanges only between identically registered accounts (name(s), address, and TIN).

If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement. All exchanges also are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. The Fund may also discontinue or modify the exchange privilege on a prospective basis at any time upon notice to shareholders in accordance with applicable law. For federal income tax purposes, an exchange of Fund shares for shares of another Fund is treated as a sale on which gain or loss may be recognized.

If a shareholder no longer meets the eligibility requirements for the shareholder’s current share class, the Fund may, upon notice to the shareholder, convert the shareholder into a share class of the same Fund for which the shareholder is eligible.

Through Your Broker or other Financial Professional
Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to exchange shares. Your broker or financial professional may charge you for its services.

By Mail

Write a letter to request an exchange specifying the name of the fund from which you are exchanging, the registered account name(s) and address, the account number, the dollar amount or number of shares to be exchanged and the fund into which you are exchanging.

The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

By Telephone

If you have authorized this service, you may exchange by telephone by calling (877) 244-6235.

If you make a telephone exchange request, you must furnish the name of the fund from which you are exchanging, the name and address of record of the registered owner, the account number and TIN, the dollar amount or number of shares to be exchanged, the fund into which you are exchanging, and the name of the person making the request.

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Redeeming Shares

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

360 Funds

[Name of Fund and Share Class]

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

Regular mail redemption requests should include the following:

(1) Your letter of instruction specifying the Fund, account number and number of Shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2) Any required signature guarantees (see “Signature Guarantees” below); and

(3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Except as provided below, your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 calendar days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

The Fund typically expects to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form: (i) for payment by check, the Fund typically expects to mail the check within two business days; and (ii) for payment by wire or automated clearing House (“ACH”), the Fund typically expects to process the payment within two business days. Payment of redemption proceeds may take up to seven days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Fund will meet redemption requests by either (i) rebalancing its overweight securities or (ii) selling portfolio assets. In addition, if the Fund determines that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement.

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Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem Shares of the Fund by calling (877) 244-6235. The Fund may rely upon confirmation of redemption requests transmitted via facsimile at (816) 817-3267. The confirmation instructions must include the following:

(1)	Name of Fund;
(2)	Shareholder name(s) and account number;
(3)	Number of Shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption funds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of Shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to ensure instructions are genuine.

Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above). The Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

Redemptions In Kind. The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

23

Other Information about Contingent Deferred Sales Charges. If, within the first year of purchase, you redeem (i) Class A share purchases of more than $1 million; or (ii) Class C shares, you may be subject to a CDSC as described above under “Fees and Expenses of the Fund” and “Purchasing Shares – Choosing a Share Class”. Shares acquired through the reinvestment of dividends or distributions of capital gains will not be subject to a CDSC. To determine if the CDSC applies to a redemption, the Fund redeems Shares in the following order: (i) Shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) Shares held for the longest period.

The Fund will waive the CDSC if requested in the following circumstances:

• Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability. The waiver is available only for Shares held at the time of death or initial determination of permanent disability.

• Mandatory distributions from a tax-deferred retirement plan or IRA.

If you wish to request that the CDSC be waived for one of the reasons stated above, contact your financial representative, broker- dealer or the Fund. Such waiver requests must be made at the time of redemption.

ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Purchases and Redemptions through Securities Firms. The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order. Orders will be priced at the next calculation of the Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if Shares are purchased through a broker or agent. The Fund is not responsible for ensuring that a broker carries out its obligations. You should look to the broker through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

Telephone Purchases by Securities Firms. Brokerage firms that are Financial Industry Regulatory Authority, Inc. (“FINRA”) members may telephone M3Sixty at (877) 244-6235 and buy Shares for investors who have investments in the Fund through the brokerage firm’s account with the Fund. By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund nor M3Sixty shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction. However, if M3Sixty fails to follow these established procedures, it may be liable. The Fund may modify or terminate these telephone privileges at any time.

Disruptive Trading and Market Timing. The Fund is not intended for or suitable for market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if the Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”) which can have harmful effects for other shareholders. These risks and harmful effects include:

24

•	an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures. Under these market timing policies and procedures, the Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading. In general, the Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, Shares within 30 days. While there is no specific limit on roundtrip transactions, the Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where the Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, the Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and the Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor. The Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, the Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable Shares are held longer than 30 days. In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement. The Fund also imposes an initial sales load and a CDSC on certain Shares, each of which has the effect of discouraging Disruptive Trading in Fund Shares.

The Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Disclosure of Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

OTHER IMPORTANT INFORMATION

Distributions, Dividends and Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute all or substantially all of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will generally be paid annually and capital gains distributions, if any, will be made at least annually. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional Shares (or fractions thereof) of the Fund. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gain, or ordinary income. Qualified dividend income generally includes dividends paid by U.S. corporations and certain qualifying foreign corporations, provided the foreign corporation is not a passive foreign investment company. Any distribution resulting from such qualified dividend income received by the Fund will be designated as qualified dividend income. If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their Fund shares. Short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gain distributions will be taxable as ordinary income to shareholders.

25

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November or December but pays it in January, it will be taxable to shareholders as if the dividend had been received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 24%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

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FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the financial performance of the Fund for the periods shown. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Sanville & Company, the Independent Registered Public Accounting Firm of the Fund, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request without charge.

27

	Stringer
	Moderate Growth Fund

	Class A
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$9.90	$9.07	$10.00

Investment Operations:
Net investment income	0.11	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.81	0.84	(0.93)
Total from investment operations	0.92	0.93	(0.83)

Distributions:
From net investment income	(0.11)	(0.10)	(0.10)
From net realized capital gains	(0.02)	-	-
Total distributions	(0.13)	(0.10)	(0.10)

Net Asset Value, End of Year/Period	$10.69	$9.90	$9.07

Total Return (b)	9.29%	10.29%	(8.38	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$1,283	$1,757	$607

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.87%	2.84%	3.06	%(d)
After fees waived and expenses absorbed (e)	1.36%	1.50%	1.50	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.47)%	(0.26)%	(0.38	)%(d)
After fees waived and expenses absorbed (e)	1.04%	1.08%	1.18	%(d)

Portfolio turnover rate	118%	84%	118	%(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Not annualized.

(d)	Annualized.

(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

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	Stringer
	Moderate Growth Fund

	Class C
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$9.85	$9.02	$10.00

Investment Operations:
Net investment income (loss)	(0.01)	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	0.84	0.90	(0.92)
Total from investment operations	0.83	0.86	(0.90)

Distributions:
From net investment income	-	(0.03)	(0.08)
From net realized capital gains	(0.02)	-	-
Total distributions	(0.02)	(0.03)	(0.08)

Net Asset Value, End of Year/Period	$10.66	$9.85	$9.02

Total Return (b)	8.47%	9.51%	(9.02	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$413	$617	$582

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	3.62%	3.59%	3.81	%(d)
After fees waived and expenses absorbed (e)	2.11%	2.25%	2.25	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(1.22)%	(1.01)%	(1.13	)%(d)
After fees waived and expenses absorbed (e)	0.29%	0.33%	0.43	%(d)

Portfolio turnover rate	118%	84%	118	%(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Not annualized.

(d)	Annualized.

(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

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	Stringer
	Moderate Growth Fund

	Institutional Class
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	February 28, 2018	February 28, 2017	February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$9.91	$9.07	$10.00

Investment Operations:
Net investment income	0.13	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.82	0.84	(0.93)
Total from investment operations	0.95	0.96	(0.82)

Distributions:
From net investment income	(0.14)	(0.12)	(0.11)
From net realized capital gains	(0.02)	-	-
Total distributions	(0.16)	(0.12)	(0.11)

Net Asset Value, End of Year/Period	$10.70	$9.91	$9.07

Total Return (b)	9.59%	10.61%	(8.23	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$5,580	$4,598	$3,886

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.62%	2.59%	2.81	%(d)
After fees waived and expenses absorbed (e)	1.11%	1.25%	1.25	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.22)%	(0.01)%	(0.13	)%(d)
After fees waived and expenses absorbed (e)	1.29%	1.33%	1.43	%(d)

Portfolio turnover rate	118%	84%	118	%(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Not annualized.

(d)	Annualized.

(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

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PRIVACY NOTICE

FACTS	WHAT DOES 360 FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Assets

▪ Retirement Assets

▪ Transaction History

▪ Checking Account Information

▪ Purchase History

▪ Account Balances

▪ Account Transactions

▪ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons 360 Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does 360 Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (877) 244-6235

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Who we are
Who is providing this notice?	360 Funds M3Sixty Administration, LLC (Administrator) Matrix 360 Distributors, LLC (Distributor)
What we do
How does 360 Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does 360 Funds collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tell us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪ M3Sixty Administration, LLC and Matrix 360 Distributors, LLC could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ 360 Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ 360 Funds does not jointly market.

32

STRINGER MODERATE GROWTH FUND

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. A statement of additional information (“SAI”) about the Fund has been filed with the SEC. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Fund.

To request a free copy of the SAI, the Fund’s annual and semi-annual reports and other information about the Fund, or to make inquiries about the Fund, write the Fund at Stringer Moderate Growth Fund c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 or call the Fund at (877) 244-6235. The SAI is also available on the Fund’s website at www.stringeramfunds.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-21726

33

Stringer Growth Fund

Class A Shares (Ticker Symbol: SRGAX)

Class C Shares (Ticker Symbol: SRGCX)

Institutional Class Shares (Ticker Symbol: SRGIX)

Stringer Moderate Growth Fund
Class A Shares (Ticker Symbol: SRQAX)

Class C Shares (Ticker Symbol: SRQCX)

Institutional Class Shares (Ticker Symbol: SRQIX)

4300 Shawnee Mission Parkway,
Suite 100

Fairway, KS 66205

series of the

360 Funds

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2018

Stringer Growth Fund and Stringer Moderate Growth Fund are series of 360 Funds, an open-end management investment company registered with the Securities and Exchange Commission as required by the Investment Company Act of 1940, as amended (the “1940 Act”).

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Fund’s prospectus dated June 28, 2018, as the same may be amended from time to time. Copies of the Prospectus may be obtained, without charge, by calling the Fund at (877) 244-6235, writing to the Fund at the following address: 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 or on the Fund’s website at www.stringeramfunds.com.

STRINGER GROWTH FUND STRINGER MODERATE GROWTH FUND

INVESTMENT OBJECTIVES, POLICIES AND RISKS	4
General Investment Risks	4
Foreign Securities	11
Investments in Small-Cap Companies	13
Convertible Securities	14
Real Estate Securities	14
U.S. Government Securities	14
Foreign Government Obligations	14
Mortgage-Backed Securities	15
Asset-Backed Securities	15
Structured Notes, Bonds and Debentures	16
Assignments and Participations	16
Corporate Debt Securities	17
Money Market Instruments	17
ETFs	18
Unit Investment Trusts	18
Repurchase Agreements	18
Reverse Repurchase Agreements	19
Illiquid Investments	19
Private Securities Transactions	19
Restricted Securities	19
Forward Commitment & When-Issued Securities	19
Short Sales of Securities	20
Lending of Portfolio Securities	20
Temporary Defensive Positions	21
INVESTMENT RESTRICTIONS	21
FUNDAMENTAL RESTRICTIONS	21
NON-FUNDAMENTAL RESTRICTIONS	22
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION	22
Brokerage Selection	23
Aggregated Trades	24

Portfolio Turnover	24
PORTFOLIO HOLDINGS DISCLOSURE	24
DESCRIPTION OF THE TRUST	25
BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS	26
Trustees and Officers	26
Board Structure	29
Qualification of Trustees	29
Trustee Standing Committees	30
Fair Value Committee	31
Beneficial Equity Ownership Information	31
Compensation	34
MANAGEMENT AND ADMINISTRATION	35
Investment Adviser	35
Portfolio Managers	36
Administrator	37
Distributor	38
Custodian	39
Independent Registered Public Accounting Firm	39
Legal Counsel	39
CODE OF ETHICS	39
PROXY VOTING POLICIES	40
PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES	40
Purchases	40
Redemptions	41
Additional Information	41
NET ASSET VALUE	44
ADDITIONAL TAX INFORMATION	45
APPENDIX A – PROXY VOTING POLICIES	58
APPENDIX B – NOMINATING AND CORPORATE GOVERNANCE CHARTER	62

INVESTMENT OBJECTIVES, POLICIES AND RISKS

360 Funds (the “Trust”) was organized on February 25, 2005 as a Delaware statutory trust. Each of Stringer Growth Fund and Stringer Moderate Growth Fund (each, a “Fund” and together, the “Funds”) is an open-end management investment company and a separate diversified series of the Trust. Prior to July 11, 2011, the Trust was known as the Parr Family of Funds and prior to August 27, 2007, the Trust was known as the Pope Family of Funds. The Prospectus describes each Fund’s investment objective and principal investment strategy, as well as the principal investment risks of each Fund.

Each Fund’s investment adviser is Stringer Asset Management, LLC (the “Adviser” or “Stringer”).

The following descriptions and policies supplement these descriptions and also include descriptions of certain types of investments that may be made by each Fund but are not principal investment strategies of each Fund.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that each Fund’s investment program will be successful. Investors should carefully review the descriptions of each Fund’s investments and their risks described in the Prospectus and this SAI.

Common Stocks. Each Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Each Fund may also invest in warrants and rights related to common stocks.

Derivative Instruments. Each Fund may (but is not required to) use a variety of derivative instruments (including both long and short positions) in an attempt to enhance each Fund’s investment returns, to hedge against market and other risks in the portfolio, to add leverage to the portfolio and/or to obtain market exposure with reduced transaction costs.

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indices and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is continually evolving and each Fund may invest in derivatives other than those described below.

The value of some derivative instruments in which each Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of each Fund, the ability of each Fund to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly. If each Fund incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, each Fund could suffer losses.

Each Fund might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If each Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, each Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of each Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because each Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of each Fund to close out or to liquidate its derivatives positions. Each Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by shareholders.

Federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon each Fund’s participation in derivatives transactions.

Options on Securities and Indices. As described in the Prospectus, each Fund may, among other things, purchase and sell put and call options on equity, debt or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, each Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

When each Fund writes a call (put) option on an underlying security it owns (is short), the option is sometimes referred to as a “covered option.” Each Fund may write such options. When each Fund writes a call or put option on an underlying securities it does not own (is not short), the option is sometimes referred to as a “naked option.”

Each Fund may write “naked” call options on individual securities or instruments in which it may invest but that are not currently held by each Fund. When writing “naked” call options, each Fund must deposit and maintain sufficient margin with the broker-dealer through which it wrote the “naked” call option as collateral to ensure that it meets its obligations as the writer of the option. Each Fund is further subject to the segregation requirements described below when it writes “naked” call options. Such segregation will ensure that each Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit each Fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing “naked” call options can be a profitable strategy to increase each Fund’s income with minimal capital risk. However, when the price of the security underlying the written option increases, each Fund is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option’s exercise price, each Fund will lose the difference. “Naked” written call options are riskier than covered call options because there is no underlying security held by each Fund that can act as a partial hedge. “Naked” written call options have speculative characteristics, and the potential for loss is theoretically unlimited. When a “naked” written call option is exercised, each Fund must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option. There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.

A naked put option is a position in which a buyer writes a put option and has no position in the underlying stock. A naked put option may be used when each Fund expects the underlying stock to be trading above the strike price at the time of expiration. Each Fund will benefit from a naked put option if the underlying stock is trading above the strike price at the time of the expiration of the put option and expires worthless because each Fund will keep the entire premium. Each Fund could lose money if the price of the underlying stock is below the strike price because the put may be exercised against each Fund, causing the fund to buy the stock at the strike price.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, the Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

While, as mentioned above, a Fund may write naked call or put options, such options will nonetheless be deemed to be “covered” as such term is used in the context of Section 18 of the 1940 Act. In the case of a call option on a security, a call option is covered for these purposes if the Fund segregates assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis. The option is also covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser. A call option is also covered if the Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser. A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser.

OTC Options. Each Fund may also purchase and write over-the-counter (“OTC”) options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange- traded options. A Fund may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. A Fund may also purchase and write dealer options.

Risks Associated with Options on Securities and Indices. There are several risks associated with transactions in options on securities, including ETFs, and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well- conceived transaction may be unsuccessful because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on an individual security held in the Fund’s portfolio, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline. Similarly, as the writer of a call option on a securities index or ETF, the Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.

The value of call options written by a Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. The writer of an option generally has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The hours of trading for options may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. In addition, a Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect a Fund engaging in options transactions.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or ETF written by the Fund is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Fund’s portfolio securities).

Foreign Currency Options. Each Fund may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when the Adviser anticipates that the currency will appreciate or depreciate in value. In addition, a Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using such options.

Option Combinations. Each Fund may combine options transactions, which combinations may be in the form of option spreads or option collars. Put spreads and collars are designed to protect against a decline in value of a security a Fund owns. A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price. The put protects the investor from a decline in the price of the security below the put’s strike price. The call means that the investor will not benefit from increases in the price of the security beyond the call’s strike price. In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price. This combination protects the investor against a decline in the price down to the lower strike price. The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put.

In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns. The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call’s strike price.

Each Fund may write straddles (covered or uncovered) consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain a Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on their initial and variation margin deposits.

A Fund will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. Each Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

A Fund may write options on futures contracts that are “covered.” A Fund will be considered “covered” with respect to a put option it has written if, so long as it is obligated as writer of the put, the Fund segregates with its custodian cash, U.S. government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Fund will be considered “covered” with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. A Fund will be considered “covered” with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but that will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by a Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging the Fund’s portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging a Fund’s portfolio against a market advance when the Fund is fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund’s holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities a Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Hedging. Each Fund may engage in an ongoing hedging strategy. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. A Fund may enter into these transactions: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, (c) to manage the duration of a portfolio’s fixed income investments, or (d) to enhance returns.

Hedging activity in a Fund may involve the use of derivatives including, but not limited to, buying or selling (writing) put or call options on stocks, shares of exchange traded funds (“ETFs”) or stock indexes, buying ETFs or other investment companies that engage in hedging strategies, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures, or purchasing foreign currency forward contracts or options on foreign currency. A Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. A Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. A Fund may also hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities by purchasing foreign forward currency exchange contracts and/or options on foreign currency.

A notice on behalf of the Trust has been filed with the National Futures Association claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Trust's operation. Accordingly, a Fund is not subject to registration or regulation as a commodity pool operator.

Foreign Securities. Foreign securities include U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. Each Fund may invest directly in foreign equity securities traded directly on U.S. exchanges, foreign exchanges, over-the-counter or in the form of American Depository Receipts. Each Fund may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. Many of the risks are more pronounced for investments in developing or emerging market countries, or countries whose markets are becoming open, or have only recently opened, to private investment, foreign investment or both.

American Depositary Receipts (“ADRs”). ADRs provide a method whereby a Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. ADRs are subject to many of the risks affecting foreign investments generally, except for those specific to trading securities on foreign exchanges.

Political and Economic Factors. Foreign investments involve risks unique to the local political, economic, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. Individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, significant external political and economic risks currently affect some foreign countries. War and terrorism affect many countries. Many countries throughout the world are dependent on a healthy U.S. economy or economies elsewhere around the world (e.g., Europe), and are adversely affected when the U.S. or other world economies weaken or their markets decline.

Government Action. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Foreign Currencies; Currency Fluctuations. Each Fund’s investments in foreign securities may be denominated in U.S. dollars or foreign currencies. For securities valued in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect a Fund’s income and may affect the income of companies in which a Fund invests. Generally, when a given currency appreciates against the U.S. dollar (the U.S. dollar weakens), the value of the Fund’s securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (the U.S. dollar strengthens), the value of the Fund’s securities denominated in that currency will decline. Countries with managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market may experience sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Similarly, each Fund may be adversely affected by holding securities in foreign currencies that are not readily convertible into U.S. dollars.

Potential Adverse Changes. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Information and Supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. It also is often more difficult to keep currently informed of corporate actions that affect the prices of portfolio securities.

Market Characteristics. Foreign securities markets are generally not as developed or efficient as, and may be more volatile and have less volume and liquidity than, those in the United States. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the Fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which a Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

Taxes. The dividends and interest payable on foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

Depositary Receipts. The Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle a Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Investments in Small-Cap Companies. Each Fund may invest a significant portion of its assets in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, the Fund’s investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for a Fund.

Convertible Securities. Although the equity investments of each Fund consist primarily of common and preferred stocks, each Fund may buy securities convertible into common stock if, for example, the Adviser believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the underlying securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. Each Fund’s ability to invest in warrants may be limited by the Fund’s investment restrictions.

Real Estate Securities. Each Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. Each Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

U.S. Government Securities. Each Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of a Fund’s shares.

Foreign Government Obligations. Each Fund may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities, such as those issued by GNMA, FNMA, FHLMC or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on various factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. Each Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which a Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. Each Fund may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. Each Fund may invest in assignments of and participations in loans issued by banks and other financial institutions.

When a Fund purchases assignments from lending financial institutions, a Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in a Fund having a contractual relationship with the lending financial institution, not the borrower. A Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, the Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

A Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular assignments or participations when necessary to meet a Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing a Fund’s portfolio and calculating its net asset value.

Each Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of a Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the Borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower.

When a Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. A Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations or Assignments when necessary to meet a Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing a Fund’s portfolio and calculating its net asset value.

Corporate Debt Securities. Each Fund’s fixed income investments may include corporate, municipal or other government debt securities. Corporate and municipal debt obligations purchased by a Fund may be any credit quality, maturity or yield. Accordingly, a Fund’s debt securities may include “investment grade” securities (those rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch Investors Service, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion. In addition, a Fund’s debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa by Moody’s or BBB by S&P, or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. Descriptions of the quality ratings of Moody’s, S&P and Fitch are contained in this SAI. While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Money Market Instruments. Each Fund may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by a Fund. Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument. A Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch, or if not rated, of equivalent quality in the Adviser’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by a Fund.

ETFs. Each Fund may invest in Exchange Traded Funds (“ETFs”). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Unit Investment Trusts. A unit investment trust, commonly referred to as a UIT, is one of three basic types of investment companies. The other two types are mutual funds and closed-end funds. A unit investment trust is a registered investment company that buys and holds a generally fixed portfolio of stocks, bonds, or other securities. "Units" in the trust are sold to investors (unitholders) who receive a share of principal and dividends (or interest). A UIT has a stated date for termination that varies according to the investments held in its portfolio. A UIT investing in long-term bonds may remain outstanding for 20 to 30 years. UITs that invest in stocks may seek to capture capital appreciation over a period of a year or a few years. When these trusts are dissolved, proceeds from the securities are either paid to unitholders or reinvested in another trust. A UIT does not actively trade its investment portfolio. That is, a UIT buys a relatively fixed portfolio of securities (for example, five, ten, or twenty specific stocks or bonds), and holds them with little or no change for the life of the UIT. Because the investment portfolio of a UIT generally is fixed, investors know more or less what they are investing in for the duration of their investment. Investors will find the portfolio securities held by the UIT listed in its prospectus.

Repurchase Agreements. Each Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.

Reverse Repurchase Agreements. Each Fund may also be involved with reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Illiquid Investments. Each Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (“Trustees”), the Adviser determines the liquidity of a Fund’s investments, and through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund’s investments, the Adviser may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund may take appropriate steps to protect the Fund’s liquidity as deemed necessary or advisable by the Fund. A Fund, through its Fair Value Committee, values illiquid securities using its fair value procedures (described below) but there can be no assurance that (i) the Fund will determine fair value for a private investment accurately; (ii) that the Fund will be able to sell private securities for the fair value determined by the Fund; or (iii) that the Fund will be able to sell such securities at all. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Private Securities Transactions. In general, securities purchased in private transactions are legally restricted as to resale. Each Fund’s investments in private placements will be subject to a number of risks because the securities will be illiquid securities for which there is no public market. Illiquid securities are subject to risks of potential delays in resale and uncertainty in valuation. In addition, as noted under “Illiquid Securities” above, if at any time more than 15% of a Fund’s net assets are invested in illiquid securities, the Fund may take appropriate steps to protect the Fund’s liquidity as deemed necessary or advisable by the Fund. In such a case, a Fund may seek to sell private securities in its portfolio prematurely at prices below what the Adviser believes to be the securities’ fair value.

Restricted Securities. Within its limitation on investment in illiquid securities and each Fund’s private investments, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. A Fund values restricted securities under fair value procedures described above under “Illiquid Securities” and as described in the section entitled “Investing in the Fund – Determining the Fund’s Net Asset Value” of the Prospectus.

Forward Commitment & When-Issued Securities. Each Fund may purchase securities on a when-issued basis or for settlement at a future date if a Fund holds sufficient assets to meet the purchase price. In such purchase transactions, a Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, a Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although a Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case, a Fund could incur a short- term gain or loss.

Short Sales of Securities. Each Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. A Fund then sells the borrowed security to a buyer in the market. A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When a Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box” i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Lending of Portfolio Securities. In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Trustees. In determining whether a Fund will lend securities, the Adviser will consider all relevant facts and circumstances. Each Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities or letters of credit. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with a Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay a Fund any interest paid on the loaned securities, and a Fund may invest the cash collateral to earn additional income. Alternatively, a Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of a Fund or the borrower at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Temporary Defensive Positions. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, a Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

INVESTMENT RESTRICTIONS

Fundamental Restrictions. Each Fund has adopted the following “fundamental restrictions,” which cannot be changed without approval by holders of a majority of the outstanding voting shares of a Fund. A “majority” for this purpose means the lesser of (i) 67% of a Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, a Fund may not:

(1)	Issue senior securities, except as permitted by Section 18(f)(1) of the 1940 Act;

(2)	Borrow money, except to the extent permitted under Section 18(f)(1) the 1940 Act (including, but not limited to, reverse repurchase agreements and borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)	Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)	Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6)	Purchase or sell real estate or interests in real estate directly; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage- backed securities);

(7)	Purchase or sell commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity; or

(8)	Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry. The Fund will consider the concentration of underlying investments in determining compliance with this policy.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, a Fund may not:

(1)	Purchase securities on margin; provided, however, that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, may make short sales to the extent permitted by the 1940 Act and may enter into options, forward contracts, futures contracts or indices options on futures contracts or indices;

(2)	Make investments for the purpose of exercising control or management over a portfolio company;

(3)	Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4)	Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs; or

(5)	Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

With respect to the “fundamental” and “non-fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the percentage limitations on borrowing under a Fund’s second fundamental investment restriction apply at all times.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the general supervision of the Trustees, the Adviser is responsible for, make decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The Adviser shall manage the Fund’s portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Adviser and the Fund (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser selects the securities and manages the investments for the Fund, and also selects broker-dealers to execute portfolio transactions, all subject to the oversight of the Board of Trustees. The Advisory Agreement is described in detail under “Management and Administration”. The Adviser serves as investment adviser for a number of client accounts, including the Fund. Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Adviser.

Brokerage Selection. In selecting brokers to be used in portfolio transactions, the Adviser’s general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser’s past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Adviser may not give consideration to sales of shares of the Fund as a factor in selecting brokers to execute portfolio transactions. The Adviser may, however, place portfolio transactions with brokers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on the broker’s sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and as provided in the Advisory Agreement, the Adviser is authorized to cause a Fund to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Where a product or service has a mixed use among research, brokerage and other purposes, the Adviser will make a reasonable allocation according to the uses and will pay for the non-research and non-brokerage functions in cash using its own funds.

The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Adviser in connection with advisory clients other than the Fund and not all such services may be useful to the Adviser in connection with a Fund. Although such information may be a useful supplement to the Adviser’s own investment information in rendering services to a Fund, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser by a Fund.

Each Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. Each Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere. When a transaction involves exchange listed securities, the Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

Aggregated Trades. While investment decisions for each Fund are made independently of the Adviser’s other client accounts, the Adviser’s other client accounts may invest in the same securities as a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to each Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives. The Stringer Growth Fund’s portfolio turnover rate for the fiscal years ended February 28, 2018 and February 28, 2017 was 126% and 79%, respectively. The Stringer Moderate Growth Fund’s portfolio turnover rate for the fiscal years ended February 28, 2018 and February 28, 2017 was 118% and 84%, respectively.

PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by the Fund and disclosure of purchases and sales of such securities, may be made to shareholders of the Trust or other persons. These policies include the following:

•	Public disclosure regarding the securities held by each Fund (“Portfolio Securities”) on a given day will not be made until the close of the next business day at least 24 hours after such day.

•	Public disclosure regarding each Fund’s Portfolio Securities is made quarterly through the Fund’s Form N-Q and Semi-Annual and Annual Reports (“Official Reports”). Other than the Official Reports, shareholders and other persons generally may not be provided with information regarding Portfolio Securities held, purchased or sold by each Fund.

•	Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or each Fund, but only if such disclosure has been publicly disclosed or approved in writing by the Chief Compliance Officer of the Trust (the “CCO”). The CCO will not approve arrangements prior to public disclosure unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

•	The Trust’s policy relating to disclosure of the Trust's holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Trust's investment adviser or to other Trust service providers, including but not limited to the Trust's administrator, distributor, custodian, legal counsel and auditors as identified in the Prospectus and this SAI, financial printers such as FilePoint EDGAR Services or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that is made on the same basis to all Fund shareholders. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential.

•	The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by the Portfolios, or purchased or sold by the Fund is disclosed to a shareholder or other person before disclosure in the Official Reports. In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund, and whether the arrangement will adversely affect the Trust, the Fund or its shareholders. The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

•	The CCO shall inform the Board of Trustees of any special portfolio holdings disclosure arrangements that are approved by the CCO, and the rationale supporting approval.

•	Neither the Trust's investment adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by a Fund.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on February 25, 2005, is an open-end management investment company. The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. Each Fund offers three classes of shares (Class A shares, Class C shares and Institutional Class shares), of which Classes A and C are available for purchase by all investors. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and ongoing expenses. The number of shares in the Trust shall be unlimited. The Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date. When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as a Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold an annual shareholders’ meeting unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act. As set forth in the Trust’s Amended and Restated By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of each Fund. The Trustees approve all significant agreements between the Trust, on behalf of each Fund, and those companies that furnish services to each Fund; review performance of each Fund; and oversee activities of each Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to each Fund.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their year of birth, their present position with the Trust or each Fund, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Art Falk: 1937	Trustee and Independent Chairman	Since 2011	Retired. President, Murray Hill Financial Marketing (financial marketing consultant) (1990-2012)	12	None
Thomas Krausz: 1944	Trustee	Since 2011	Mr. Krausz has been an independent management consultant to private enterprises since 2007.	12	None
Tom M. Wirtshafter: 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009-present).	12	None
Gary DiCenzo: 1962	Trustee	Since 2014	Chief Executive Officer, Cognios Capital (investment management firm) (2015-present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	12	None
Interested Trustee*
Randall K. Linscott: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013-present); Chief Operating Officer, M3Sixty Administration LLC (2011–2013); Division Vice President, Boston Financial Data Services, (2005–2011).	12	N/A
Officers
András P. Teleki: 1971	Chief Compliance Offer and Secretary	Since 2015	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016– present); Chief Compliance Officer and Secretary, WP Trust (2016- present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–present); Partner, K&L Gates, (2009–2015).	N/A	N/A

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years

Brandon J. Byrd: 1981	Assistant Secretary and Anti-Money Laundering Officer Vice President	Since 2013 Since 2018	Chief Operating Officer, M3Sixty Administration, LLC (2013-present); Anti- Money Laundering Compliance Officer, Monteagle Funds (2015-2016); Division Manager - Client Service Officer, Boston Financial Data Services (mutual find service provider) (2010-2012).	N/A	N/A
Justin J. Thompson: 1983	Treasurer	Since 2017	Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2017-present); Treasurer, WP Trust (2017-present); Treasurer, Capital Management Investment Trust (2017-present); Treasurer, 360 Funds (2017-present); Officer of Fund Accounting – State Street Bank & Trust (2009-2016).	N/A	N/A
Larry E. Beaver, Jr.: 1969	Assistant Treasurer	Since July 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017). Chief Accounting Officer, Amidex Funds, Inc. (2003-present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-2017). Treasurer, 360 Funds (2007-2017); Treasurer, M3Sixty Funds Trust (2015-2017); Treasurer, WP Trust (2015-2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016)	N/A	N/A
John H. Lively: 1969	Assistant Secretary	Since 2018	Managing Partner, Practus, LLP (law firm) (2018-present); The Law Offices of John H. Lively & Associates, Inc. (law firm) (2010-present).	N/A	N/A

*	Mr. Linscott is an Interested Trustee because he is Chief Executive Officer and principal owner of M3Sixty Administration, LLC, the Fund’s administrator and transfer agent.

Board Structure

The Trust's Board of Trustees includes four independent Trustees and one interested Trustee, Mr. Linscott. Mr. Falk, one of the Trust's independent trustees, serves as the Chairman of the Board. The Trustees have determined that the Trust's current leadership structure is appropriate, as it allows Trust management to communicate with each independent Trustee as and when needed, and permits each independent Trustee to be involved in each committee of the Board (each a "Committee") as well as each Board function. With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Funds. During these meetings, the Board receives reports from the Funds' administrator, transfer agent and distributor, and Trust management, including the Trust's President, Mr. Linscott, and the Trust's Chief Compliance Officer, Mr. Teleki, on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust's officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee, a Nominating and Corporate Governance Committee and a Proxy Voting Committee (discussed in more detail below). Each of these Committees is comprised entirely of independent Trustees.

Qualification of Trustees

The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board's function and the Trust's business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Independent Trustees
Art Falk	For over 20 years, Mr. Falk was the President of Murray Hill Financial Marketing, a financial marketing consulting firm, and now serves as its Senior Vice President. Murray Hill provides consulting services on the development of mutual funds and similar investment products.
Thomas Krausz	Mr. Krausz has held numerous consulting and management positions, including as Chief Technology Officer for IDT Ventures, which provides venture capital and business development resources for domestic and international companies. Prior to his experience at IDT Ventures, Mr. Krausz was President of Mentorcom Services Inc., a consulting and services company focusing on networking and web development, and spent more than 20 years as an employee and then officer of IMI Systems, Inc., a computer consulting services company.

Tom M. Wirtshafter	Mr. Wirtshafter has more than 30 years' experience managing and operating a wide range of financial services companies, and is currently a Senior Vice President at American Portfolios Financial Services, a broker-dealer, and American Portfolios Advisors, an investment adviser.
Gary DiCenzo	Mr. DiCenzo is responsible for the overall operation and strategic direction of Cognios Capital. Prior to joining Cognios in 2015, Mr. DiCenzo was President & CEO of Chicago based strategic consulting firm IMC Group. Mr. DiCenzo also led Scout Investment Advisors as President of the Scout Mutual Fund complex, the President & CEO of Scout Distributors and as a board director to the advisor from 2003-2010. Over the past 25 years, he has focused on the strategic planning and growth for both institutional and mutual fund investment managers. Mr. DiCenzo received an MBA and a Bachelor's Degree in Management from Rhode Island College.
Interested Trustee
Randall K. Linscott	Mr. Linscott has over 20 years' experience with a wide range of financial services companies, including service at PricewaterhouseCoopers, an international public accounting firm, as well as Boston Financial Data Services, a transfer agency, prior to his role at M3Sixty Administration, LLC and with the Trust.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Trustees have established the following standing committees:

Audit Committee: All of the Independent Trustees are members of the Audit Committee, with Mr. Wirtshafter serving as the Audit Committee Chair and financial expert. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees. The Audit Committee also serves as the Trust’s qualified legal compliance committee. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met four times with respect to the Fund in the year ended February 28, 2018.

Nominating and Corporate Governance Committee: All of the Independent Trustees are members of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter included as Appendix B hereto. This charter also describes the process by which shareholders may make nominations. The Nominating and Corporate Governance Committee meets only as necessary and did not meet during the year ended February 28, 2018.

Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the year ended February 28, 2018.

Fair Value Committee. In addition to the foregoing Committees established by the Board, the Trust has also established a Fair Value Committee. Mr. Falk, Mr. Thomas Krausz, Mr. Tom Wirtshafter and Mr. Teleki are members of the Fair Value Committee. The Fair Value Committee oversees the valuation of restricted securities and any other security that may be purchased for the Trust’s portfolio for which a readily available market quotation is not available and implements guidelines and instructions adopted by the Board regarding the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. The Fair Value Committee reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. The Fair Value Committee did not meet with respect to the Funds for the year ended February 28, 2018.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2017 and stated as one of the following ranges: A = None; B = $1-$10,000; C = 10,001-$50,000; D - $50,001-100,000; and E = over $100,000.

Name of Director		Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Trustees
Art Falk	Stringer Growth Fund and Stringer Moderate Growth Fund	A	A

Thomas Krausz	Stringer Growth Fund and Stringer Moderate Growth Fund	A	A
Tom M. Wirtshafter	Stringer Growth Fund and Stringer Moderate Growth Fund	A	A

Gary DiCenzo	Stringer Growth Fund and Stringer Moderate Growth Fund	A	A
Interested Trustee
Randall K. Linscott	Stringer Growth Fund and Stringer Moderate Growth Fund	A	A

As of December 31, 2017, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of June 8, 2018.

Stringer Growth Fund

Class A shares

Name and Address of Principal Holder	Percentage Owned of Record
Raymond James & Associates FBO D&F Investments 250 Pantops Mnt Rd #6107 Charlottesville, VA 22911	9.14%

Raymond James & Associates FBO Benjamin Haley IRA 410 Audubon Dr Ruston, LA 71270	14.76%
Raymond James & Associates FBO Norma H Francioni 9486 Studley Farms Dr Mechanicsville, VA 23116	10.20%
Raymond James & Associates FBO Carson L. Tucker SEP IRA 3845 Old River Trail Powhatan, VA 23139	10.63%

Stringer Moderate Growth Fund

Class A Shares

Name and Address of Principal Holder	Percentage Owned of Record
Hilltop Securities Inc. FBO DP & PA Trust P. O. Box 509002 Dallas, TX 75250	7.38%

Stringer Moderate Growth Fund

Class C Shares

Name and Address of Principal Holder	Percentage Owned of Record
Raymond James & Associates Inc FBO John N Gillespie IRA 1235 Cambridge Rd Benton AR 72019	5.53%
Raymond James & Associates Inc FBO Susan B Williams IRA 1210 Livingston Trail Bogart, GA 30622	6.65%
Raymond James & Associates Inc FBO Joshua R Williams 20 Willow Rd Apt 16 Menlo Park, CA 94025	5.20%
Raymond James & Associates Inc FBO Roy & Marilyn Mays T-I-C 99 Nick Mays Rd Pineville, LA 71360	11.51%

Raymond James & Associates Inc FBO Terry Carter SEP IRA 1302 Oaklawn Dr West Memphis, AR 72301	9.33%
Raymond James & Associates Inc FBO Barbara H Lehr Revocable Trust P. O. Box 1245 West Memphis, AR 72301	7.29%
Oppenheimer & Co Inc FBO Larry & Paula Vanderwoude JTWROS 304 W Greenbriar Ln Dallas, TX 75208	5.85%

Stringer Moderate Growth Fund

Institutional Class Shares

Name and Address of Principal Holder	Percentage Owned of Record
Hilltop Securities Inc. FBO MG63 Holdings Ltd P.O. Box 509002 Dallas, TX 75250	6.56%

Compensation. Officers of the Trust and Trustees who are "interested persons" of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee*	Aggregate Compensation from the Funds*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees**
Independent Trustees
Art Falk	$4,600	None	None	$4,600
Thomas Krausz	$4,600	None	None	$4,600
Tom M. Wirtshafter	$4,600	None	None	$4,600
Gary DiCenzo	$4,600	None	None	$4,600
Interested Trustee
Randall K. Linscott	None	None	None	None

*	Figures are for the period ended February 28, 2018.
**	Each of the Trustees serves as a Trustee to the 12 funds of the Trust.

MANAGEMENT AND ADMINISTRATION

Investment Adviser. Stringer Asset Management, LLC serves as the investment adviser to the Funds. The Adviser’s principal office is located at 5050 Poplar Avenue, Suite 1103, Memphis, TN 38157. Information about the Adviser and its duties and compensation as Adviser is contained in each Fund’s Prospectus. The Adviser is a Delaware limited liability company and registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser supervises the Funds’ investments pursuant to an investment advisory agreement with the Trust. The Advisory Agreement is effective for an initial two-year period and is renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of each Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Adviser manages the operations of each Fund and manages each Fund’s investments in accordance with the stated policies of each Fund, subject to the approval of the Trustees.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

Gary Stringer, CFA, is the President and Chief Investment Officer of the Adviser. Stringer Asset Management, LLC is owned by Laurus Principal Group, LLC.

The Adviser will receive a monthly management fee equal to an annual rate of 0.95% and 0.80% of Stringer Growth Fund’s and Stringer Moderate Growth Fund’s net assets, respectively. Effective June 16, 2017, the Adviser entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended) to not more than 1.05% until and through at least June 30, 2019. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.05% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Prior to June 16, 2017, the Adviser’s contractual expense limitation had been 1.30% for the Stringer Growth Fund and 1.25% for the Moderate Growth Fund.

For the fiscal year or period, as applicable, ended the last day of February 2018, 2017 and 2016, the Adviser earned management fees from the Stringer Growth Fund of $405,649, $459,731 and $505,747, respectively, and waived management fees for the fiscal year or period, as applicable, ended the last day of February 2018, 2017 and 2016 of $112,166, $2,549 and $0, respectively. Additionally, the Adviser recouped $0, $0 and $50,644 in management fees during the fiscal year ended the last day of February 2018, 2017 and 2016, respectively.

For the fiscal year or period ended the last day of February 2018, 2017 and 2016, respectively, the Adviser earned management fees from the Stringer Moderate Growth Fund of $56,813, $50,195 and $32,925, respectively, and waived management fees for the fiscal year or period ended the last day of February 2018, 2017 and 2016, respectively, in their entirety. Additionally, the Adviser reimbursed $50,434, $33,736 and $31,491 in expenses of the Stringer Moderate Growth Fund during the fiscal year or period ended the last day of February 2018, 2017 and 2016, respectively.

In addition to the management fees described above, the Adviser may also receive certain benefits from its management of the Funds in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Advisory Agreement. For a description of these potential benefits, see the description under “Portfolio Transactions and Brokerage Allocation -- Brokerage Selection.”

For the fiscal year or period, as applicable, ended the last day of February 2018, 2017 and 2016, the Stringer Growth Fund paid total brokerage fees of $20,598, $19,394 and $27,588, respectively.

For the fiscal year or period ended the last day of February 2018, 2017 and 2016, respectively, the Stringer Moderate Growth Fund paid total brokerage fees of $3,596, $2,747 and $3,219, respectively.

Portfolio Managers. Gary Stringer, Kim Escue and Chad Keller are the Funds’ portfolio managers and are responsible for the day-to-day management of each Fund. Each portfolio manager is compensated through salary, bonus and equity ownership of Laurus Principal Group LLC. Their compensation is not determined by assets under management or performance of the Funds.

Other Accounts. As of February 28, 2018, the portfolio managers were responsible for managing the following types of accounts (other than the Funds):

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Gary Stringer	0	None	0	None	2,804	$585M
Kim Escue	0	None	0	None	2,804	$585M
Chad Keller	0	None	0	None	2,804	$585M

Ownership of Securities. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of February 28, 2018 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Stringer Growth Fund	Dollar Range of Equity Securities in the Stringer Moderate Growth Fund
Gary Stringer	A	A
Kim Escue	A	A
Chad Keller	A	C

Conflicts of Interest. The portfolio managers’ management of accounts other than the Funds may give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts (the “Other Accounts”), on the other. The Other Accounts might have similar investment objectives as the Funds, track the same indices the Funds track or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades: A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Funds. The portfolio managers know the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Funds, or vice versa.

Investment Opportunities: The Adviser may provide investment supervisory services for a number of investment accounts that have varying investment guidelines. Differences in the compensation structures of the Adviser’s various accounts may give rise to a conflict of interest by creating an incentive for the Adviser to allocate the investment opportunities it believes might be the most profitable to the client accounts that may benefit the most from the investment gains.

Administrator. M3Sixty Administration, LLC (“M3Sixty”), with principal offices at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205, provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of each Fund's portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

The Stringer Growth Fund paid the M3Sixty a total of $101,768, $114,983 and $118,371 under the Services Agreement for the fiscal year or period, as applicable, ended the last day of February 2018, 2017 and 2016, respectively.

The Stringer Moderate Growth Fund paid the M3Sixty a total of $65,944, $62,829 and $36,537 under the Services Agreement for the fiscal year or period, as applicable, ended the last day of February 2018, 2017 and 2016, respectively.

Distributor. Matrix 360 Distributors, LLC acts as the principal underwriter and distributor (the “Distributor”) of the Funds’ shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority, Inc. and maintains, at its own expense, its qualification as a broker-dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for each Fund. Shares of each Fund are sold on a continuous basis. The distribution agreement between each Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of each Fund's shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. Under the Distribution Agreement the Distributor shall be paid for each Fund an annual fee of $9,000. For Stringer Growth Fund, the annual fee above includes the first share class of each Fund; the Distributor shall receive $1,500 annually for each additional class. The Distributor shall also receive an annualized amount equal to 0.75 bps (0.0075%) of the average assets of Stringer Growth Fund. For Stringer Moderate Growth Fund, the annual fee above includes the first share class of each Fund; the Distributor shall receive $4,500 annually for each additional class. The Distributor shall also receive an annualized amount equal to 2.25 bps (0.0225%) of the average assets of the Stringer Moderate Growth Fund. The Distribution Agreement may be terminated by either party upon 60-days’ prior written notice to the other party. The Distributor waived all fees payable by the Stringer Growth Fund for the fiscal year or period, as applicable, ended the last day of February 2018, 2017 and 2016. The Stringer Moderate Growth Fund commenced operations March 31, 2015. The Distributor waived all fees payable by the Stringer Moderate Growth Fund for the fiscal year or period, as applicable, ended the last day of February 2017 and 2016. The Funds did not pay any fees incurred under the Distribution Agreement for fiscal years or periods, as applicable, ended the last day of February 2018, 2017 and 2016. The Adviser paid fees incurred under the Distribution Agreement, if any.

Each Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act (see “Administration – Distribution of Shares” in the Prospectus and “Purchases, Redemptions and Special Shareholder Services – Additional Information” below). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. The Plan provides that the Trust’s Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The continuation of the Plan must be considered by the Trustees annually.

Potential benefits of the Plan to each Fund include improved shareholder services and savings to each Fund in certain operating expenses. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for each Fund to reach and maintain a sufficient size to achieve efficiently investment objectives and to realize economies of scale.

Under the Plan, each Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing Fund shares. Each Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of each Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of each Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Under ordinary circumstances, each Fund expects sales of Fund shares to involve a payment to broker-dealers; however, certain sales of Fund shares (e.g. sales to: (1) to current and retired officers and Trustees of the Trust; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of the Adviser; to officers and employees of M3Sixty and the Distributor; to persons associated with law firms, consulting firms and others providing services to the Trust; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts; or (2) to investors purchasing amounts of Class A shares greater than $3 million) may be made with or without remitting compensation to any broker-dealer.

12b-1 Fees Paid by the Stringer Growth Fund for the period ended February 28, 2018:

Class A	$28,448*
Class C	$149,767**

*	Compensation to broker-dealers.
**	Compensation to brokers-dealers ($139,117) and to the Adviser ($10,650).

12b-1 Fees Paid by the Stringer Moderate Growth Fund for the period ended February 28, 2018:

Class A	$3,507*
Class C	$5,073**

*	Compensation to broker-dealers.
**	Compensation to brokers-dealers ($3,140) and to the Adviser ($1,033).

Custodian. Fifth Third Bank (“Custodian”),38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as custodian for the Fund’s assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian.

Independent Registered Public Accounting Firm. The Trustees have selected Sanville & Company, 1514 Old York Road, Abington, PA 19001, to serve as independent registered public accounting firm for each Fund for the current fiscal year and to audit the annual financial statements of each Fund, prepare each Fund’s federal, state and excise tax returns, and consult with each Fund on matters of accounting and federal and state income taxation.

Independent registered public accounting firm will audit the financial statements of each Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel. Practus, LLP located at 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, serves as legal counsel to the Trust and the independent Trustees.

CODE OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by each Fund (which may also be held by persons subject to a code). Each code permits the applicable entity’s employees and officers to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the Trust’s and Adviser’s codes require that portfolio managers and other investment personnel of the Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for each Fund, subject to oversight of the Trustees. Copies of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting Policy and Procedures are included as Appendix A to this SAI.

Each year each Fund is required to file Form N-PX stating how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period. Information regarding how each Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling each Fund at 877-244-6235; and (2) on the SEC’s website at http://www.sec.gov.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases. Reference is made to “Purchasing Shares” in the Prospectus for more information concerning how to purchase shares. Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders. Potential investors should also refer to the Prospectus for information regarding each Fund’s three classes of shares, Class A, Class C and Institutional Class shares, and their respective fees and expenses. The Prospectus also describes each Fund’s automatic investment plan and certain rights reserved by each Fund with respect to orders for Fund shares. The following information supplements the information regarding share purchases in the Prospectus:

Pricing of Orders. Shares of each Fund will be offered and sold on a continuous basis. The purchase price of shares of each Fund is based on the net asset value next determined after the order is received, subject to the order being accepted by each Fund in good form. Net asset value is normally determined at 4:00 p.m. Eastern time, as described under “Net Asset Value” below. Notwithstanding the foregoing, Class A shares are generally subject to an initial sales load as described in the Prospectus.

Regular Accounts. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in each Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares in each Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of each Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in “Investing in each Fund - Determining each Fund’s Net Asset Value” in the Prospectus.

Share Certificates. Each Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in each Fund’s share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Redemptions. Reference is made to “Redeeming Shares” in the Prospectus for more information concerning how to redeem shares. Specifically, investors wishing to redeem shares in each Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire. The Prospectus also describes contingent deferred sales charges (“CDSCs”) that apply to purchases of Class C shares of each Fund and to certain purchases of Class A shares of each Fund. The Prospectus also describes each Fund’s policy regarding accounts that fall below each Fund’s required minimums, redemptions in kind, signature guarantees and other information about each Fund’s redemption policies. The following information supplements the information regarding share redemptions in the Prospectus:

Suspension of Redemption Privileges and Postponement of Payment. Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the “NYSE”) is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for each Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. Each Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by each Fund. No charge is made by each Fund for redemptions other than the possible charge for wiring redemption proceeds, and the assessment of a CDSC on certain redemptions of Fund shares occurring within one year following the issuance of such shares. For information on the CDSCs that apply to purchases of Class C shares and to certain purchases of Class A shares, see “Redeeming Shares – Contingent Deferred Sales Charges” in the Prospectus.

Involuntary Redemptions. In addition to the situations described in the Prospectus under “Redeeming Shares,” each Fund may redeem shares involuntarily to reimburse each Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

Additional Information. Following is additional information regarding certain services and features related to purchases, redemptions and distribution of Fund shares. Investors who have questions about any of this information should call each Fund at (877) 244-6235.

Reduced Sales Loads. Front-end sales loads on purchases of Class A shares may be reduced under the “Right of Accumulation” or under a “Letter of Intent.” To receive a reduced sales load, you must inform your broker-dealer or each Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your broker-dealer or each Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

You may use the “Right of Accumulation” to reduce your sales load. Under the “Right of Accumulation,” you may combine the current net asset value of your existing Class A shares of the Fund or any fund in the Stringer family with the amount of any current purchases in the Fund or funds in the Stringer family of funds in order to take advantage of the reduced sales loads with higher amounts of investment in each Fund.

Purchases made pursuant to a “Letter of Intent” may also be eligible for the reduced sales loads. In a Letter of Intent, the investor expresses his or her intention, in writing, to invest a certain amount over a specified period of time. Each Fund will then apply to each of the investor’s periodic investments the reduced sales load that would apply to the total amount stated in the Letter of Intent. The minimum initial investment under a Letter of Intent is $100,000. If not stated otherwise in the Letter of Intent, the amount of shares you purchase in each Fund during the thirteen (13) months following the signing of the Letter of Intent qualify for the reduced sales load. The reduced sales load will not apply to purchases in each Fund made more than 90 days prior to the signing of the Letter of Intent. During the term of your Letter of Intent, the Transfer Agent will hold in escrow shares representing the highest applicable sales load for each Fund each time you make a purchase. Any shares you redeem during that period will count against your total amount stated in your Letter of Intent. If, by the end of the term of the Letter of Intent, you have purchased all the shares you committed to purchase in the Letter of Intent, the escrowed shares will be released to you. If you have not purchased all the shares you committed to purchase in the Letter of Intent, your escrowed shares will be redeemed in an amount equal to the sales load that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that sales load would be released to you.

Shareholders may include the value of certain related accounts, including accounts held by their spouse and children under the age of 21, family trust accounts of the investor and other accounts held by the investor to determine the applicable sales load and for purposes of the Right of Accumulation and Letter of Intent privileges. These privileges apply even if your related accounts are opened at different brokerage firms, so it is important to let your broker-dealer(s) or the Transfer Agent know about all your accounts that may be combined. To verify eligibility for a reduced sales load, your broker-dealer or each Fund may require that you submit copies of account statements to substantiate requests for Right of Accumulation and Letter of Intent privileges.

Class A shares may be sold at net asset value, without a sales charge, to current and retired officers and Trustees of the Trust; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of the Adviser; to officers and employees of M3Sixty and the Distributor; to persons associated with law firms, consulting firms and others providing services to the Trust; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with each Fund (or class thereof), and (2) to investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and to clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent. Sales charges generally are waived in the foregoing cases because either (i) there is no sales effort involved in the sale of shares; or (ii) the investor is paying a fee (other than the sales charge) to the broker-dealer or other financial intermediary or adviser involved in the sale.

Transfer of Registration. To transfer shares to another owner, send a written request to each Fund at 360 Funds, 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205. Your request should include the following: (1) each Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading “Redeeming Shares - Signature Guarantees”); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write each Fund.

Mailing Shareholder Communications. Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

Plan under Rule 12b-1. As discussed in the “Management and Administration – Distributor” section above, each Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for each Fund. Under the Plan, each Fund may pay for services related to the distribution of shares of each Fund with up to 1.00% of each Fund’s assets on an annual basis for Class C shares and up to 0.25% of each Fund’s assets on an annual basis for Class A shares. The Trustees will take into account the expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of renewal of the Plan. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to shares of each Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to shares of each Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about each Fund, including the performance of each Fund; (d) training sales personnel regarding the shares of each Fund; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares. Under the Plan, the Distributor is compensated regardless of its out-of-pocket expenditures. Each Fund does not participate in any joint distribution activities with other investment companies nor is each Fund aware of any interested person of each Fund or any director who is not an interested person of each Fund having any direct or indirect financial interest in the Plan or related agreements.

Dealers. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of each Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding each Fund, and/or other dealer-sponsored special events, to the extent permitted under applicable law and the rules and regulations of the FINRA. None of the aforementioned compensation is paid directly by each Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Distribution Plan to pay these expenses.

Additional Information About Redemptions. The right to redeem shares of each Fund can be suspended and the payment of the redemption price deferred when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for each Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $1,000.00. Prior to such redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

Each Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for each Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of each Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

For the fiscal year or period, as applicable, ended the last day of February 2018, 2017 and 2016, the total sales charges paid in connection with the sales of Class A shares of the Funds and the amounts retained by the Distributor are listed below:

Fund	2018		2017		2016
	Sales Charges	Amount Retained	Sales Charges	Amount Retained	Sales Charges	Amount Retained
Stringer Growth Fund*	$13,051	$2,262	$28,650	$5,214	$96,734	$17,824
Stringer Moderate Growth Fund**	$9,959	$1,661	$16,825	$3,356	$38,930	$7,139

*	The Stringer Growth Fund commenced operations on March 27, 2013.
**	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

For the fiscal year or period, as applicable, ended the last day of February 2018, 2017 and 2016, the contingent deferred sales charges paid by Class A shares and Class C shares of the Funds are listed below:

Fund	2018	2017	2016
Stringer Growth Fund*	$1,573	$6,746	$11,280
Stringer Moderate Growth Fund**	$852	$3,786	$425

*	The Stringer Growth Fund commenced operations on March 27, 2013.
**	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

NET ASSET VALUE

The net asset value and net asset value per share of each Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of shares of each Fund will not be calculated.

In computing each Fund’s net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of each Fund outstanding at the time of the valuation and the result is the net asset value per share of each Fund.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. Values are determined according to accepted accounting practices and all laws and regulations that apply. Using methods approved by the Trustees, the assets of each Fund are valued as follows:

•	Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by each Fund.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•	Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

•	Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of each Fund and the allocable portion of any general assets are conclusive. As described in the Prospectus, the Adviser is responsible for notifying the Trustees or the Trust’s Fair Value Committee when it believes that fair value pricing is required for a particular security. The Trust has adopted Fair Value Pricing procedures and instructions that apply to investments by each Fund in restricted securities and warrants (“Restricted Securities”). A description of these procedures and instructions is included in the Prospectus and is incorporated herein by reference. As explained in the Prospectus, because each Fund’s fair valuing of Restricted Securities is a determination of the amount that the owner might reasonably expect to receive for them upon their current sale, each Fund is subject to the risk that each Fund’s fair valued prices are not accurate, and that the fair value price is not reflective of the value each Fund will receive upon a sale of the security.

ADDITIONAL TAX INFORMATION

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders (each, for purposes of this section, the “Fund”). The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

• a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

• a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

• an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

• a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund’s shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. Each Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Funds will qualify as a RIC if, among other things, they meet the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, each Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by such Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% source-of-income test it is no longer subject to a 35% penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by such Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%). Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of their undistributed ordinary income with respect to each calendar year and undistributed capital gains if they fail to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of such Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. Each Fund generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, do not expect to be subject to this excise tax.

A Fund may be required to recognize taxable income in circumstances in which they do not receive cash. For example, if a Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

A RIC is generally permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Gain or loss realized by a Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as RICs for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Fund from their investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As a RIC, each Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities. Each Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, a Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of a Fund generally are taxable events. U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 35%, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

Each Fund selected the Average Cost method as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Pay-In-Kind Securities. Payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company generally is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

A Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Fund does not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Fund’s “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

Foreign Account Tax Compliance Act. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

APPENDIX A – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	the Trust’s Proxy Voting and Disclosure Policy and
(2)	the Adviser’s Proxy Voting and Disclosure Policy.

(1)	PROXY VOTING AND DISCLOSURE POLICY FOR 360 FUNDS

I.	Introduction

Effective April 14, 2003, the SEC adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that the Trust and each Fund disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require each Fund to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that each Fund complies with the requirements of the IC Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

A.	General

The Trust’s Board of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and each Fund are committed to voting corporate proxies in the manner that best serves the interests of each Fund’s shareholders.

B.	Delegation to Fund’s Adviser

The Board believes that the Adviser, as each Fund’s investment adviser, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)	to make the proxy voting decisions for each Fund; and
(2)	to assist each Fund in disclosing each Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which each Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how each Fund cast its vote; and (d) whether each Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, shall approve the Adviser’s Proxy Voting and Disclosure Policy (“Adviser’s Voting Policy”) as it relates to each Fund. The Board shall also approve any material changes to the Adviser’s Voting Policy no later than four (4) months after adoption by Adviser.

C.	Conflicts

In cases where a matter with respect to which each Fund is entitled to vote presents a conflict between the interest of each Fund’s shareholders, on the one hand, and those of each Fund’s investment adviser, principal underwriter, or an affiliated person of each Fund, its investment adviser or principal underwriter, on the other hand, each Fund shall always vote in the best interest of each Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of each Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below).

III.	Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

Each Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders in its Statement of Additional Information (“SAI”) on Form N-1A. Each Fund will notify shareholders in the SAI and each Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing each Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov. Each Fund will send this description of each Fund’s Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of each Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, each Fund shall disclose to its shareholders on Form N-PX each Fund’s complete proxy voting record for the twelve-month period ended June 30 by no later than August 31 of each year.

Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to each Fund was entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;

(vi)	Whether the matter was proposed by the issuer or by a security holder
(vii)	Whether each Fund cast its vote on the matter;
(viii)	How each Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether each Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through each Fund’s website, if applicable. If each Fund discloses its proxy voting record on or through its website, each Fund shall post the information disclosed in each Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through each Fund’s website at a specified Internet address; and (2) on the SEC’s website. If each Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in each Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.	Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding each Fund’s securities;
(iii)	Records of votes cast on behalf of each Fund; and
(iv)	A record of each shareholder request for proxy voting information and each Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Adviser’s records.

Each Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.	Proxy Voting Committee

A.	General

The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how each Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which each Fund is entitled to vote presents a conflict between the interest of each Fund’s shareholders, on the one hand, and those of each Fund’s investment adviser, principal underwriter, or an affiliated person of each Fund, its investment adviser or principal underwriter, on the other hand.

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.	Other

This Policy may be amended, from time to time; provided, however, that material changes are approved by the Board as provided under Section II(B) above.

(2)	PROXY VOTING AND DISCLOSURE POLICY OF THE ADVISER

Stringer Asset Management (“SAM”) has been delegated by many clients the authority to vote all proxies relating to securities held within the accounts managed by the Firm. In accordance with Rule 206(4)-6, the Firm has adopted and implemented written policies and procedures that are reasonably designed to ensure that SAM votes client securities in the best interest of clients and strives to keep all votes free from any inappropriate influences or material conflicts. The Firm exercises voting responsibilities in a method that we believe is most likely to increase the value of the securities within the portfolio.

The Firm utilizes a third party proxy voting service, which includes electronic voting services and research. SAM conducts its own proxy research by reading the proxies and proposals for each security while using third party research as a guide.

Unless specified otherwise by the client, SAM will vote all proxies according to the Firm’s internal voting policies. If a client wishes to have the Firm vote proxies based on other specific proxy voting guidelines, the client must request this in writing.

Proxy Voting Procedures

•	Research Analysts are responsible for monitoring proxy votes and ensuring that (i) proxies are received and forwarded to the appropriate decision makers; and (ii) proxies are voted in a timely manner upon receipt of voting instructions. SAM is not responsible for voting proxies it does not receive but will make reasonable efforts to obtain missing proxies.

•	Proxy voting decisions will be determined by a Research Analyst for each account. Issues not covered by these guidelines or any deviations from these guidelines must be discussed with and reviewed by one of the Portfolio Managers.

•	Research Analysts may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting.

APPENDIX B – NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

Nominating and Corporate Governance Committee Charter

360 Funds

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of 360 Funds (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted: October 25, 2017

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

360 FUNDS

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

1

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)(1)	Agreement and Declaration of Trust (“Trust Instrument”).[1]
(a)(2)	Certificate of Amendment to the Trust Instrument.[4]
(b)	By-Laws. [1]
(c)	Articles III, V and VI of the Trust Instrument, Exhibit 28(a)(1) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)	Investment Advisory Agreement between the Registrant, on behalf of the Stringer Growth Fund and Stringer Moderate Growth Fund (the “Stringer Funds”), as Adviser.[10]
(d)(2)	Investment Advisory Agreement between the Registrant, on behalf of the WP Large Cap Income Plus Fund, and Winning Points Advisors, LLC, as Adviser.[6]
(d)(3)

Investment Advisory Agreement between the Registrant, on behalf of the IMS Capital Value Fund, IMS Strategic Income Fund and IMS Dividend Growth Fund (the “IMS Funds”), and IMS Capital Management, Inc., as Adviser.[8]

(d)(4)	Investment Advisory Agreement between the Registrant, on behalf of the HedgeRow Income and Opportunity Fund, and Willard Mills Advisory LLC, as Adviser.[11]
(d)(5)	Investment Advisory Agreement between the Registrant and Crow Point Partners, LLC, as Adviser, on behalf of the Crow Point Alternative Income Fund.[23]
(d)(6)	Investment Advisory Agreement between the Registrant and Crow Point Partners, LLC, as Adviser, on behalf of the EAS Crow Point Alternatives Fund.[23]
(d)(7)

Investment Advisory Agreement between the Registrant and Crow Point Partners, LLC, as Adviser, on behalf of the Crow Point Defined Risk Global Equity Fund (together with the Crow Point Alternative Income Fund and the EAS Crow Point Alternatives Fund, the “Crow Point Funds”).[23]

(d)(8)	Investment Advisory Agreement between the Registrant, on behalf of the RVX Emerging Markets Equity Fund, and Crow Point Partners, LLC, as Adviser.[26]
(d)(9)	Investment Sub-Advisory Agreement between Crow Point Partners, LLC, and RVX Asset Management LLC, on behalf of the RVX Emerging Markets Equity Fund.[26]
(d)(10)	Investment Advisory Agreement between the Registrant, on behalf of the Eagle Rock Floating Rate Fund, and Crow Point Partners, LLC, as Adviser.[26]

(d)(11)	Investment Sub-Advisory Agreement between Crow Point Partners, LLC, and Eagle Rock Institutional, LLC, on behalf of the Eagle Rock Floating Rate Fund.[26]
(d)(12)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Powell Alternative Income Strategies Fund, and Powell Capital LLC, as Adviser.[21]
(e)(1)	Distribution Agreement between the Registrant, on behalf of the Stringer Funds, and Matrix 360 Distributors, LLC, as Distributor.[14]
(e)(2)	Distribution Agreement between the Registrant, on behalf of to the WP Large Cap Income Plus Fund, and Matrix 360 Distributors, LLC, as Distributor.[14]
(e)(3)	Distribution Agreement between the Registrant, on behalf of the IMS Funds, and Matrix 360 Distributors, LLC, as Distributor.[14]
(e)(4)	Distribution Agreement between the Registrant, on behalf of the HedgeRow Income and Opportunity Fund, and Matrix 360 Distributors, LLC, as Distributor.[14]
(e)(5)	Distribution Agreement between the Registrant, on behalf of the Crow Point Funds, and Matrix 360 Distributors, LLC, as Distributor.[23]
(e)(6)	Distribution Agreement between the Registrant, on behalf of the RVX Emerging Markets Equity Fund, and Matrix 360 Distributors, LLC, as Distributor.[26]
(e)(7)	Distribution Agreement between the Registrant, on behalf of the Eagle Rock Floating Rate Fund, and Matrix 360 Distributors, LLC, as Distributor.[26]
(e)(8)	Form of Distribution Agreement between the Registrant, on behalf of the Powell Alternative Income Strategies Fund, and Matrix 360 Distributors, LLC, as Distributor.[21]
(f)	Not Applicable.
(g)(1)	Custodian Agreement between the Registrant, on behalf of the Stringer Growth Fund, and Fifth Third Bank, as Custodian.[5]
(g)(2)	First Amendment to Custodian Agreement between the Registrant, on behalf of the Stringer Moderate Growth Fund, and Fifth Third Bank, as Custodian.[10]
(g)(3)	Custodian Agreement between the Registrant, on behalf of the WP Large Cap Income Plus Fund, and Fifth Third Bank, as Custodian.[6]
(g)(4)	Custodian Agreement between the Registrant, on behalf of the IMS Funds, and Huntington National Bank, as Custodian.[8]
(g)(5)	Exhibit A to the Custodian Agreement between the Registrant, on behalf of the HedgeRow Income and Opportunity Fund, and Fifth Third Bank, as Custodian.[15]
(g)(6)	Custodian Agreement between the Registrant, on behalf of the Crow Point Alternative Income Fund, and Fifth Third Bank, N.A., as Custodian.[26]
(g)(7)	Custodian Agreement between the Registrant, on behalf of the EAS Crow Point Alternatives Fund, and Fifth Third Bank, N.A., as Custodian.[26]

(g)(8)	Custodian Agreement between the Registrant, on behalf of the Crow Point Defined Risk Global Equity Income Fund, and Fifth Third Bank, N.A., as Custodian.[26]
(g)(9)	Global Custody between the Registrant, on behalf of the RVX Emerging Markets Equity Fund, and MUFG Union Bank, N.A., as Custodian.[26]
(g)(10)	Fee Schedule between the Registrant, on behalf of the Eagle Rock Floating Rate Fund, and Fifth Third Bank, N.A., as Custodian.[26]
(g)(11)	Exhibit A to the Custodian Agreement between the Registrant, on behalf of the Powell Alternative Income Strategies Fund, and Fifth Third Bank, N.A., as Custodian.[26]
(h)(1)	Investment Company Services Agreement between the Registrant, on behalf of the Stringer Funds, and M3Sixty Administration, LLC, as Administrator.[10]
(h)(2)	Investment Company Services Agreement between the Registrant, on behalf of the WP Large Cap Income Plus Fund, and M3Sixty Administration, LLC, as Administrator.[6]
(h)(3)	Investment Company Services Agreement between the Registrant, on behalf of the IMS Funds, and M3Sixty Administration, LLC, as Administrator.[26]
(h)(4)	Investment Company Services Agreement between the Registrant, on behalf of the HedgeRow Income and Opportunity Fund, and M3Sixty Administration, LLC, as Administrator.[14]
(h)(5)	Investment Company Services Agreement between the Registrant, on behalf of the Crow Point Funds, and M3Sixty Administration, LLC, as Administrator.[23]
(h)(6)	Investment Company Services Agreement between the Registrant, on behalf of the RVX Emerging Markets Equity Fund, and M3Sixty Administration, LLC, as Administrator.[26]
(h)(7)	Investment Company Services Agreement between the Registrant, on behalf of the Eagle Rock Floating Rate Fund, and M3Sixty Administration, LLC, as Administrator.[26]
(h)(8)	Investment Company Services Agreement between the Registrant, on behalf of the Powell Alternative Income Strategies Fund, and M3Sixty Administration, LLC, as Administrator.[26]
(h)(9)	Amended Expense Limitation Agreement between the Registrant, on behalf of the Stringer Funds, and Stringer Asset Management, LLC, as Adviser.[15]
(h)(10)	Expense Limitation Agreement between the Registrant, on behalf of the IMS Funds, and IMS Capital Management, Inc., as Adviser.[9]
(h)(11)	Expense Limitation Agreement between the Registrant, on behalf of the HedgeRow Income and Opportunity Fund, and Willard Mills Advisory LLC, as Adviser.[15]
(h)(12)	Expense Limitation Agreement between the Registrant, on behalf of the Crow Point Funds, and Crow Point Partners, LLC, as Adviser. [26]
(h)(13)	Expense Limitation Agreement between the Registrant, on behalf of the RVX Emerging Markets Equity Fund, and Crow Point Partners, LLC, as Adviser.[26]
(h)(14)	Expense Limitation Agreement between the Registrant, on behalf of the Eagle Rock Floating Rate Fund, and Crow Point Partners, LLC, as Adviser.[26]

(h)(15)	Form of Expense Limitation Agreement between the Registrant, on behalf of the Powell Alternative Income Strategies Fund, and Powell Capital LLC, as Adviser.[21]
(i)(1)	Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Stringer Growth Fund.[5]
(i)(2)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the Stringer Moderate Growth Fund.[10]
(i)(3)	Consent of Practus, LLP with respect to the Stringer Funds.[25]
(i)(4)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the WP Large Cap Income Plus Fund.[6]
(i)(5)	Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the WP Large Cap Income Plus Fund.[22]
(i)(6)	Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the IMS Funds.[19]
(i)(7)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the IMS Funds.[8]
(i)(8)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the HedgeRow Income and Opportunity Fund.[11]
(i)(9)	Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the HedgeRow Income and Opportunity Fund.[24]
(i)(10)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the Crow Point Alternative Income Fund.[16]
(i)(11)

Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. regarding tax matters for the reorganization of the Crow Point Alternative Income Fund from the Northern Lights Funds Trust into the Registrant.[20]

(i)(12)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the EAS Crow Point Alternatives Fund.[18]
(i)(13)

Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc regarding tax matters for the reorganization of the EAS Crow Point Alternatives Fund from the Northern Lights Funds Trust into the Registrant.[20]

(i)(14)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the Crow Point Defined Risk Global Equity Income Fund.[17]
(i)(15)

Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. regarding tax matters for the reorganization of the Crow Point Defined Risk Global Equity Income Fund from the Northern Lights Funds Trust II into the Registrant.[20]

(i)(16)	Opinion and Consent of Practus, LLP. with respect to the RVX Emerging Markets Equity Fund.[26]
(i)(17)	Opinion and Consent of Practus, LLP with respect to the Eagle Rock Floating Rate Fund.[26]

(i)(18)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the Powell Alternative Income Strategies Fund.[21]
(i)(19)	Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to Crow Point Alternative Income Fund.[23]
(j)(1)	Consent of Independent Registered Public Accounting Firm with respect to the Stringer Funds.[25]
(j)(2)	Consent of Independent Registered Public Accounting Firm with respect to the WP Large Cap Income Plus Fund.[22]
(j)(3)	Consent of Independent Registered Public Accounting Firm with respect to the HedgeRow Income and Opportunity Fund.[24]
(j)(4)	Consent of Independent Registered Public Accounting Firm with respect to the IMS Funds.[19]
(j)(5)	Consent of Independent Registered Public Accounting Firm with respect to the Crow Point Alternative Income Fund.[23]
(j)(6)	Consent of Independent Registered Public Accounting Firm with respect to the EAS Crow Point Alternatives Fund.[18]
(j)(7)	Consent of Independent Registered Public Accounting Firm with respect to the Crow Point Defined Risk Global Equity Income Fund.[17]
(j)(8)	Consent of Independent Registered Public Accounting Firm with respect to the Powell Alternative Income Strategies Fund.[21]
(k)	Not applicable.
(l)	Initial Subscription Agreement.[2]
(m)(1)	Distribution Plan under Rule 12b-1 for the Stringer Funds.[10]
(m)(2)	Distribution Plan under Rule 12b-1 for the WP Large Cap Income Plus Fund.[6]
(m)(3)	Distribution Plan under Rule 12b-1 for the HedgeRow Income and Opportunity Fund.[11]
(m)(4)	Distribution Plan under Rule 12b-1 for the Crow Point Funds.[23]
(m)(5)	Distribution Plan under Rule 12b-1 for the RVX Emerging Markets Equity Fund.[26]
(m)(6)	Distribution Plan under Rule 12b-1 for the Eagle Rock Floating Rate Fund.[26]
(m)(7)	Distribution Plan under Rule 12b-1 for the Powell Alternative Income Strategies Fund.[21]
(n)(1)	Rule 18f-3 Plan for the Stringer Funds.[10]
(n)(2)	Rule 18f-3 Plan for the WP Large Cap Income Plus Fund.[6]
(n)(3)	Rule 18f-3 Plan for the HedgeRow Income and Opportunity Fund.[11]

(n)(4)	Rule 18f-3 Plan for the Crow Point Funds.[23]
(n)(5)	Rule 18f-3 Plan for the RVX Emerging Markets Equity Fund.[26]
(n)(6)	Rule 18f-3 Plan for the Eagle Rock Floating Rate Fund.[26]
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.[4]
(p)(2)	Code of Ethics for Stringer Asset Management, LLC.[12]
(p)(3)	Code of Ethics for Winning Points Advisors, LLC.[6]
(p)(4)	Code of Ethics for IMS Capital Management, Inc.[19]
(p)(5)	Code of Ethics for Willard Mills Advisory LLC.[11]
(p)(6)	Code of Ethics for Crow Point Partners, LLC.[23]
(p)(7)	Code of Ethics for RVX Asset Management LLC.[26]
(p)(8)	Code of Ethics for Eagle Rock Institutional, LLC.[26]
(p)(9)	Code of Ethics for Powell Capital LLC.[21]
(p)(10)	Code of Ethics for the Distributor.[14]
(q)	Copy of Powers of Attorney.[16]

1.	Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed March 14, 2005.
2.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed June 13, 2005.
3.	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed August 21, 2008.
4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed August 26, 2011.
5.	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed March 27, 2013.
6.	Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed October 10, 2013
7	Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed March 14, 2014.
8.	Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed June 20, 2014.
9.	Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed October 31, 2014.
10.	Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed March 26, 2015.
11.	Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed December 21, 2015.
12.	Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed June 28, 2016.

13.	Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A filed December 30, 2016.
14.	Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed March 30, 2017.
15.	Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed June 16, 2017.
16.	Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed October 6, 2017.
17.	Incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed October 6, 2017.
18.	Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed October 13, 2017.
19.	Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed October 30, 2017.
20.	Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A filed December 4, 2017.
21.	Incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A filed December 13, 2017.
22	Incorporated herein by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A filed December 29, 2017.
23.	Incorporated herein by reference to Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A filed January 29, 2018.
24.	Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A filed March 30, 2018.
25.	Filed herewith.
26.	To be filed by Amendment.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement), distribution agreements (Exhibit 28(e) to the Registration Statement) and administration agreements (Exhibit 28(h) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and other Connections of the Investment Advisers

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended. Name of Investment Adviser Form ADV File No. Stringer Asset Management, LLC 801-77536 Winning Points Advisors, LLC 801-78654 IMS Capital Management, Inc. 801-33939 Willard Mills Advisory LLC 801-106518 Crow Point Partners, LLC 801-67184 RVX Asset Management LLC 801-107281 Powell Capital LLC 801-111100 Eagle Rock Institutional, LLC 801-113138
ITEM 32.	Principal Underwriter

(a)	The principal underwriter and distributor for the Registrant is Matrix 360 Distributors, LLC. To the best of the Registrant’s knowledge, Matrix 360 Distributors, LLC also acts as principal underwriter to Amidex Israel35 and WP Trust.

(b)	To the best of the Registrant’s knowledge, the table below provides information for each director, officer or partner of Matrix 360 Distributors, LLC, the principal underwriter of the Registrant:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT
Brandon J. Byrd	Chief Executive Officer	Assistant Secretary
Stephen R. Roberts	Chief Compliance Officer	None
Ted Akins	Chief Operating Officer	None

(c)	Not Applicable.

ITEM 33.	Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205 (records relating to its function as Administrator and Transfer Agent).

b)	Matrix 360 Distributors, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205 (records relating to its function as Principal Underwriter).

c)	Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as Custodian for the Stringer Funds, HedgeRow Income and Opportunity Fund, WP Large Cap Income Plus Fund, Crow Point Funds and Powell Alternative Income Strategies Fund).

d)	MUFG Union Bank, N.A., 350 California Street, Suite 2018, San Francisco, California 94104 (records relating to its function as Custodian for the RVX Emerging Markets Equity Fund).

e)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its function as Custodian for the IMS Funds).

f)	Stringer Asset Management, LLC, 5050 Poplar Ave, Suite 1103, Memphis, Tennessee 38157 (records relating to its function as investment adviser to the Stringer Funds).

g)	Winning Points Advisors, LLC, 129 NW 13th Street, Suite D-26, Boca Raton, Florida 33431 (records relating to its function as investment adviser to the WP Large Cap Income Plus Fund).

h)	IMS Capital Management, Inc., 8995 SE Otty Road, Portland, Oregon 97086 (records related to its function as investment adviser to the IMS Funds.)

i)	Willard Mills Advisory LLC, P.O. Box 2549, Brentwood, Tennessee 37024 (records relating to its function as investment adviser to the HedgeRow Income and Opportunity Fund).

j)	Crow Point Partners, LLC, 25 Recreation Park Drive, Suite 110, Hingham, Massachusetts 02043 (records relating to its function as investment adviser to the Crow Point Funds).

k)	RVX Asset Management LLC, 20900 NE 30th Street, Suite 402, Aventura, Florida (records relating to its function as investment sub-adviser to RVX Emerging Markets Equity Fund).

l)	Powell Capital LLC, 938 Broadway, Court C, 2nd Floor, Tacoma, Washington 98407 (records relating to its function as investment adviser to the Powell Alternative Income Strategies Fund).

m)	Eagle Rock Institutional, LLC, 128 Bridge Street, Suite 101, Box 382, Rancocas, New Jersey 08073(records relating to its function as investment adviser to the Eagle Rock Floating Rate Fund).

ITEM 34.	Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form N-1A.

ITEM 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 107 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Fairway, and State of Kansas, on this 28th day of June, 2018.

360 Funds

By:	/s/ Randall Linscott
Randall Linscott, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		June 28, 2018
Art Falk, Trustee		Date
*		June 28, 2018
Thomas Krausz, Trustee		Date
*		June 28, 2018
Gary DiCenzo, Trustee		Date
*		June 28, 2018
Tom M. Wirtshafter, Trustee		Date
/s/ Randall Linscott		June 28, 2018
Randall Linscott, Trustee and President		Date
/s/ Justin J. Thompson		June 28, 2018
Justin J. Thompson, Treasurer		Date
* By:	/s/ Randall Linscott	June 28, 2018
Randall Linscott, Attorney-in-Fact		Date

*	Attorney-in-fact pursuant to Powers of Attorney

EXHIBITS

(i)(3)	Consent of Practus, LLP with respect to the Stringer Funds.
(j)(1)	Consent of Independent Registered Public Accounting Firm with respect to the Stringer Funds.